UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811-2538

Touchstone Investment Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202

(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100

Cincinnati, Ohio 45202

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: March 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

March 31, 2012

(Unaudited)

Semi-Annual Report

Touchstone Investment Trust

Touchstone Core Bond Fund

Touchstone High Yield Fund

Touchstone Institutional Money Market Fund

Touchstone Money Market Fund

Table of Contents

Page
Tabular Presentation of Portfolios of Investments (Unaudited)	3
Touchstone Core Bond Fund	4
Touchstone High Yield Fund	11
Touchstone Institutional Money Market Fund	16
Touchstone Money Market Fund	21
Statement of Assets and Liabilities	26 - 27
Statement of Operations	28
Statement of Changes in Net Assets	30 - 31
Financial Highlights	32 - 36
Notes to Financial Statements	37
Other Items (Unaudited)	47
Privacy Protection Policy	54

2

Tabular Presentation of Portfolios of Investments (Unaudited)

March 31, 2012

The illustrations below provide each Fund’s credit quality allocation and the Portfolio allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Core Bond Fund
Credit Quality	(% of Investment Securities)
AAA	51.8%
AA	2.3
A	9.0
BAA	12.5
BA	4.8
B	8.6
CAA	2.9
CA	0.6
NR	7.5
Total	100.0%

Touchstone High Yield Fund
Credit Quality	(% of Investment Securities)
BAA	3.8%
BA	35.9
B	57.4
CAA	1.9
NR	1.0
Total	100.0%

Touchstone Institutional Money Market Fund
Credit Quality	(% of Net Assets)
A-1/P-1/F-1	96.2%
FW1(NR)*	3.8
Total	100.0%

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	60.3%
Corporate Bonds/Commercial Paper	11.3
U.S. Government Agency Securities	10.2
Municipal Bonds	8.2
Repurchase Agreement	5.7
Certificate of Deposit	1.9
Other Assets/Liabilities (Net)	2.4
Total	100.0%

Touchstone Money Market Fund
Credit Quality	(% of Net Assets)
A-1/P-1/F-1	95.1%
FW1(NR)*	4.9
Total	100.0%

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	69.3%
Corporate Bonds/Commercial Paper	10.5
Municipal Bonds	10.5
U.S. Government Agency Securities	8.2
Certificates of Deposit	1.6
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%
*	Equivalent to Standard and Poor's and Moody's highest short-term ratings of A-1 and P-1, respectively, based upon independent research conducted by Fort Washington Advisors, Inc.

3

Portfolio of Investments

Touchstone Core Bond Fund – March 31, 2012 (Unaudited)

Principal		Market
Amount		Value
	Corporate Bonds — 34.5%

	Financials — 6.6%
$34,000	Ally Financial, Inc., 5.500%, 2/15/17	$34,040
350,000	American Express Credit Corp. MTN,
	2.375%, 3/24/17	350,538
285,000	Bank of America Corp. MTN,
	5.000%, 5/13/21	285,440
305,000	Brandywine Operating Partnership LP,
	5.400%, 11/1/14	324,343
20,000	CIT Group, Inc., 144a, 7.000%, 5/2/16	20,050
40,000	CIT Group, Inc., 144a, 7.000%, 5/2/17	40,100
250,000	Citigroup, Inc., 5.500%, 4/11/13	259,437
44,000	Credit Acceptance Corp.,
	9.125%, 2/1/17	47,520
275,000	Credit Suisse/New York NY MTN,
	4.375%, 8/5/20	285,836
70,000	EDP Finance BV, 144a, 6.000%, 2/2/18	61,865
300,000	General Electric Capital Corp.,
	5.500%, 1/8/20	340,278
240,000	Goldman Sachs Group, Inc.,
	7.500%, 2/15/19	274,208
175,000	Health Care REIT, Inc., 6.125%, 4/15/20	193,142
180,000	HSBC Bank PLC, 144a, 3.100%, 5/24/16	183,350
175,000	JPMorgan Chase & Co.,
	4.250%, 10/15/20	179,177
16,000	Liberty Mutual Group, Inc., 144a,
	10.750%, 6/15/58(A)	21,400
16,000	Lyondell Chemical Co.,
	8.000%, 11/1/17	17,960
40,000	MetLife, Inc., 10.750%, 8/1/39	54,900
250,000	Morgan Stanley MTN, 4.100%, 1/26/15	250,871
53,000	MPT Operating Partnership LP/MPT
	Finance Corp., 6.875%, 5/1/21	55,385
43,000	Omega Healthcare Investors, Inc.,
	6.750%, 10/15/22	45,580
20,000	PHH Corp., 9.250%, 3/1/16	20,325
44,000	SLM Corp. MTN, 6.000%, 1/25/17	45,320
165,000	Teachers Insurance & Annuity
	Association of America, 144a,
	6.850%, 12/16/39	204,341
290,000	WCI Finance LLC / WEA Finance LLC,
	144a, 5.700%, 10/1/16	319,190
		3,914,596
	Consumer Discretionary — 6.0%
40,000	ACE Hardware Corp., 144a,
	9.125%, 6/1/16	42,100
34,000	AMC Networks, Inc., 144a,
	7.750%, 7/15/21	37,910
28,000	AutoNation, Inc., 5.500%, 2/1/20	28,420
275,000	Caterpillar Financial Services Corp.
	MTN, 5.450%, 4/15/18	326,206
4,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.500%, 4/30/21	4,140
37,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.000%, 1/15/19	39,220
15,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.875%, 4/30/18	16,200

80,000	Cequel Communications Holdings I
	LLC and Cequel Capital Corp., 144a,
	8.625%, 11/15/17	85,900
5,000	Clear Channel Worldwide Holdings,
	Inc., 9.250%, 12/15/17	5,481
6,000	Clear Channel Worldwide Holdings,
	Inc., 144a, 7.625%, 3/15/20	5,790
34,000	Clear Channel Worldwide Holdings,
	Inc., 144a, 7.625%, 3/15/20	33,320
235,000	Comcast Corp., 5.700%, 7/1/19	276,046
24,000	Cooper-Standard Automotive, Inc.,
	8.500%, 5/1/18	25,800
50,000	CSC Holdings LLC, 8.625%, 2/15/19	57,500
220,000	DIRECTV Holdings LLC / DIRECTV
	Financing Co., Inc., 144a,
	2.400%, 3/15/17	218,048
20,000	DISH DBS Corp., 7.875%, 9/1/19	23,000
31,000	Entravision Communications Corp.,
	8.750%, 8/1/17	32,821
100,000	Equinox Holdings, Inc., 144a,
	9.500%, 2/1/16	106,938
22,000	Exide Technologies, 8.625%, 2/1/18†	18,425
52,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	56,420
220,000	Home Depot, Inc. (The),
	5.950%, 4/1/41	270,019
18,000	Insight Communications Co., Inc.,
	144a, 9.375%, 7/15/18	20,565
18,000	International Automotive
	Components Group SL, 144a,
	9.125%, 6/1/18	15,660
30,000	Jarden Corp., 6.125%, 11/15/22	31,425
67,000	JBS USA LLC/JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	64,822
47,000	Libbey Glass, Inc., 10.000%, 2/15/15	50,231
31,000	Ltd. Brands, Inc., 5.625%, 2/15/22	31,271
66,000	Meritage Homes Corp.,
	7.150%, 4/15/20	67,980
210,000	News America, Inc., 6.900%, 3/1/19	255,369
26,000	Pulte Group, Inc., 6.375%, 5/15/33	20,930
4,000	Pulte Group, Inc., 7.875%, 6/15/32	3,709
80,000	Service Corp. International/US,
	8.000%, 11/15/21	92,400
45,000	ServiceMaster Co./TN, 144a,
	8.000%, 2/15/20	47,925
48,000	Simmons Bedding Co., 144a,
	11.250%, 7/15/15	49,620
39,000	Stonemor Operating LLC /
	Cornerstone Family Services of WV
	/ Osiris Holding, 10.250%, 12/1/17	37,635
12,000	Tenneco, Inc., 6.875%, 12/15/20	12,900
22,000	Tenneco, Inc., 7.750%, 8/15/18	23,760
440,000	Time Warner Cable, Inc.,
	4.125%, 2/15/21	457,110
19,000	Tomkins LLC / Tomkins, Inc.,
	9.000%, 10/1/18	21,042

4

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 34.5% (Continued)

	Consumer Discretionary — (Continued)
$25,000	Tower Automotive Holdings USA LLC
	/ TA Holdings Finance, Inc., 144a,
	10.625%, 9/1/17 $	$27,125
330,000	Viacom, Inc., 6.250%, 4/30/16	384,975
40,000	Visteon Corp., 6.750%, 4/15/19	40,600
40,000	Wyndham Worldwide Corp.,
	7.375%, 3/1/20	48,116
		3,514,874
	Energy — 5.3%
60,000	Atlas Pipeline Partners LP,
	8.750%, 6/15/18	63,900
18,000	Basic Energy Services, Inc.,
	7.125%, 4/15/16	18,270
67,000	Basic Energy Services, Inc.,
	7.750%, 2/15/19	68,675
21,000	Bill Barrett Corp., 7.000%, 10/15/22	20,265
13,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	13,228
20,000	Chesapeake Energy Corp.,
	7.250%, 12/15/18	21,350
29,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	30,232
32,000	Coffeyville Resources LLC / Coffeyville
	Finance, Inc., 144a, 10.875%, 4/1/17	36,000
10,000	Consol Energy, Inc., 8.000%, 4/1/17	10,425
10,000	Consol Energy, Inc., 8.250%, 4/1/20	10,450
63,000	Copano Energy LLC / Copano Energy
	Finance Corp., 7.125%, 4/1/21	66,308
225,000	El Paso Natural Gas Co.,
	5.950%, 4/15/17	248,345
250,000	Enterprise Products Operating LLC,
	3.200%, 2/1/16	263,048
80,000	Enterprise Products Operating LLC,
	7.000%, 6/1/67(A)	80,000
39,000	Expro Finance Luxembourg SCA, 144a,
	8.500%, 12/15/16	37,538
52,000	Genesis Energy LP/Genesis Energy
	Finance Corp., 7.875%, 12/15/18	53,040
11,000	Genesis Energy LP/Genesis Energy
	Finance Corp., 144a,
	7.875%, 12/15/18	11,165
45,000	Helix Energy Solutions Group, Inc.,
	144a, 9.500%, 1/15/16	47,138
25,000	Hilcorp Energy I LP/Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	27,000
22,000	Inergy LP/Inergy Finance Corp.,
	7.000%, 10/1/18	21,450
37,000	Linn Energy LLC/Linn Energy Finance
	Corp., 8.625%, 4/15/20	39,868
67,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp.,
	8.875%, 4/1/18	69,010
34,000	MEG Energy Corp., 144a,
	6.500%, 3/15/21	35,615

65,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	65,686
14,000	Newfield Exploration Co.,
	6.875%, 2/1/20	14,665
109,000	NGPL PipeCo LLC, 144a,
	6.514%, 12/15/12	105,184
235,000	NuStar Logistics LP, 6.050%, 3/15/13	244,042
52,000	OGX Petroleo e Gas Participacoes SA,
	144a, 8.500%, 6/1/18	54,028
53,000	Peabody Energy Corp., 144a,
	6.000%, 11/15/18	51,940
38,000	Penn Virginia Resource Partners LP /
	Penn Virginia Resource Finance
	Corp., 8.250%, 4/15/18	38,950
500,000	Petrobras International Finance Co. -
	Pifco, 5.375%, 1/27/21	538,370
240,000	Phillips 66, 144a, 4.300%, 4/1/22	244,128
44,000	Pioneer Drilling Co., 9.875%, 3/15/18	46,640
17,000	Pioneer Drilling Co., 144a,
	9.875%, 3/15/18	18,020
210,000	Plains All American Pipeline LP / PAA
	Finance Corp., 6.650%, 1/15/37	245,512
20,000	Regency Energy Partners LP /
	Regency Energy Finance Corp.,
	6.875%, 12/1/18	21,150
28,000	Sabine Pass LNG LP, 7.250%, 11/30/13	29,540
7,000	Sabine Pass LNG LP, 7.500%, 11/30/16	7,508
101,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	7.875%, 10/15/18	108,070
		3,125,753
	Industrials — 3.6%
23,000	Accuride Corp., 9.500%, 8/1/18	24,150
13,472	American Airlines Pass Through Trust
	2009-1A, 10.375%, 7/2/19	14,651
39,000	Amsted Industries, Inc., 144a,
	8.125%, 3/15/18	41,730
15,000	Aviation Capital Group Corp., 144a,
	6.750%, 4/6/21	14,549
190,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	216,929
10,000	BWAY Holding Co, 10.000%, 6/15/18	10,975
54,000	Calcipar SA, 144a, 6.875%, 5/1/18	54,810
42,000	Case New Holland, Inc.,
	7.875%, 12/1/17	48,825
80,000	Cenveo Corp., 8.875%, 2/1/18	76,000
32,000	Chrysler Group LLC/CG Co.-Issuer, Inc.,
	8.250%, 6/15/21	32,320
30,667	Continental Airlines 2003-ERJ1 Pass
	Through Trust, Ser RJO3,
	7.875%, 7/2/18	30,743
64,981	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust, 6.718%, 1/2/23	68,393
33,000	Dynacast International LLC / Dynacast
	Finance, Inc., 144a, 9.250%, 7/15/19	34,485

5

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 34.5% (Continued)

	Industrials — (Continued)
$70,000	FMG Resources August 2006 Pty Ltd.,
	144a, 6.875%, 4/1/22	$68,250
23,000	Griffon Corp., 7.125%, 4/1/18	23,776
25,000	Iron Mountain, Inc., 8.000%, 6/15/20	26,375
22,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	22,632
25,000	JM Huber Corp., 144a,
	9.875%, 11/1/19	26,000
27,000	Liberty Tire Recycling, 144a,
	11.000%, 10/1/16	25,380
44,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance II US, Inc.,
	8.125%, 2/15/19	37,730
22,000	Navios South American Logistics, Inc.
	/ Navios Logistics Finance US Inc.,
	9.250%, 4/15/19	19,250
350,000	Norfolk Southern Corp.,
	5.750%, 4/1/18	413,529
215,000	Republic Services, Inc.,
	3.800%, 5/15/18	230,852
4,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	3,880
10,000	RR Donnelley & Sons Co.,
	7.625%, 6/15/20	9,675
14,000	Stena AB, 7.000%, 12/1/16	13,370
34,000	Tembec Industries, Inc.,
	11.250%, 12/15/18	36,040
5,000	Tembec Industries, Inc., 144a,
	11.250%, 12/15/18	5,300
50,000	TransDigm, Inc., 7.750%, 12/15/18	54,125
40,000	Tutor Perini Corp., 7.625%, 11/1/18	40,400
22,000	United Rentals North America, Inc.,
	9.250%, 12/15/19	24,255
6,000	UR Financing Escrow Corp., 144a,
	5.750%, 7/15/18	6,142
27,000	UR Financing Escrow Corp., 144a,
	7.375%, 5/15/20	27,608
40,000	UR Financing Escrow Corp., 144a,
	7.625%, 4/15/22	41,100
260,000	Xstrata Canada Financial Corp., 144a,
	3.600%, 1/15/17	268,377
		2,092,606
	Utilities — 3.0%
45,000	AES Corp. (The), 8.000%, 10/15/17	50,681
30,000	Calpine Corp., 144a, 7.500%, 2/15/21	32,025
25,000	Calpine Corp., 144a, 7.875%, 7/31/20	27,188
320,000	CenterPoint Energy, Inc.,
	5.950%, 2/1/17	363,297
175,000	CMS Energy Corp., 8.750%, 6/15/19	213,434
53,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 144a, 7.750%, 4/1/19	54,259
230,000	Enel Finance International NV, 144a,
	6.250%, 9/15/17	244,519

110,000	Intergen N.V., 144a, 9.000%, 6/30/17	115,775
225,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(A)	229,500
185,000	PPL Energy Supply LLC,
	6.500%, 5/1/18	213,795
235,000	Rockies Express Pipeline LLC, 144a,
	6.250%, 7/15/13	238,525
		1,782,998
	Telecommunication Services — 2.7%
300,000	AT&T, Inc., 6.550%, 2/15/39	365,088
52,000	CenturyLink, Inc., 6.450%, 6/15/21	53,378
10,000	Cincinnati Bell, Inc., 8.250%, 10/15/17	10,212
56,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	56,280
50,000	CommScope, Inc., 144a,
	8.250%, 1/15/19	53,250
10,000	Frontier Communications Corp.,
	8.125%, 10/1/18	10,575
57,000	Frontier Communications Corp.,
	8.500%, 4/15/20	59,992
60,000	GCI, Inc., 8.625%, 11/15/19	65,325
5,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	5,225
1,000	Hughes Satellite Systems Corp.,
	7.625%, 6/15/21	1,072
28,000	Intelsat Jackson Holdings SA,
	7.250%, 4/1/19	29,435
16,000	MetroPCS Wireless, Inc.,
	7.875%, 9/1/18	16,840
50,000	NII Capital Corp., 7.625%, 4/1/21	48,875
19,000	NII Capital Corp., 8.875%, 12/15/19	19,902
13,000	PAETEC Holding Corp.,
	8.875%, 6/30/17	14,105
12,000	Sprint Capital Corp., 6.875%, 11/15/28	9,180
25,000	Sprint Capital Corp., 8.750%, 3/15/32	21,438
62,000	Sprint Nextel Corp., 8.375%, 8/15/17	59,830
7,000	TW Telecom Holdings, Inc.,
	8.000%, 3/1/18	7,648
275,000	Verizon Communications, Inc.,
	6.250%, 4/1/37	326,252
70,000	Videotron Ltee, 144a, 5.000%, 7/15/22	69,300
75,000	Virgin Media Finance PLC,
	5.250%, 2/15/22	74,344
50,000	West Corp., 8.625%, 10/1/18	54,875
67,000	Wind Acquisition Finance SA, 144a,
	11.750%, 7/15/17	65,995
83,000	Windstream Corp., 7.875%, 11/1/17	91,508
		1,589,924
	Consumer Staples — 2.3%
295,000	Anheuser-Busch InBev Worldwide,
	Inc., 8.200%, 1/15/39	447,492
31,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	32,860
29,000	Central Garden and Pet Co.,
	8.250%, 3/1/18	29,906

6

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 34.5% (Continued)

	Consumer Staples — (Continued)
$15,000	Del Monte Corp., 7.625%, 2/15/19	$14,925
55,000	Ingles Markets, Inc., 8.875%, 5/15/17	59,538
15,000	JBS USA LLC/JBS USA Finance, Inc.,
	144a, 8.250%, 2/1/20	15,412
170,000	Kraft Foods, Inc., 4.125%, 2/9/16	184,744
59,000	Post Holdings, Inc., 144a,
	7.375%, 2/15/22	61,802
30,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 144a, 8.250%, 2/15/21	28,200
15,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 144a, 8.750%, 10/15/16	15,863
370,000	Wal-Mart Stores, Inc., 6.200%, 4/15/38	471,722
		1,362,464
	Materials — 2.2%
50,000	AK Steel Corp., 7.625%, 5/15/20	48,250
36,000	Aleris International, Inc.,
	7.625%, 2/15/18	37,665
310,000	ArcelorMittal, 5.500%, 3/1/21	304,257
275,000	Barrick Gold Corp., 144a,
	3.850%, 4/1/22	273,471
42,000	Cascades, Inc., 7.750%, 12/15/17	42,000
53,000	Cascades, Inc., 7.875%, 1/15/20	52,338
78,000	JMC Steel Group, 144a,
	8.250%, 3/15/18	81,120
30,000	Koppers, Inc., 7.875%, 12/1/19	32,025
53,000	Longview Fibre Paper & Packaging,
	Inc., 144a, 8.000%, 6/1/16	53,994
10,000	Novelis, Inc./GA, 8.375%, 12/15/17	10,850
9,000	PolyOne Corp., 7.375%, 9/15/20	9,540
250,000	Teck Resources Ltd., 10.750%, 5/15/19	310,546
12,000	Texas Industries, Inc., 9.250%, 8/15/20	11,520
39,000	Vulcan Materials Co., 7.500%, 6/15/21	43,192
		1,310,768
	Information Technology — 1.4%
50,000	Equinix, Inc., 7.000%, 7/15/21	54,875
21,000	Fidelity National Information Services,
	Inc., 144a, 5.000%, 3/15/22	20,685
22,000	First Data Corp., 144a, 8.875%, 8/15/20	23,842
540,000	IBM Corp., 1.250%, 2/6/17	535,669
62,000	Kemet Corp., 10.500%, 5/1/18	66,960
30,000	Kemet Corp., 144a, 10.500%, 5/1/18	32,250
39,000	Viasat, Inc., 8.875%, 9/15/16	42,315
50,000	Viasat, Inc., 144a, 6.875%, 6/15/20	51,250
		827,846
	Health Care — 1.4%
22,000	Accellent, Inc., 8.375%, 2/1/17	22,110
45,000	Apria Healthcare Group, Inc.,
	11.250%, 11/1/14	47,081
21,000	Aptalis Pharma, Inc., 12.750%, 3/1/16	22,418

57,000	Capella Healthcare, Inc.,
	9.250%, 7/1/17	58,425
20,000	HCA, Inc., 5.875%, 3/15/22	20,025
71,000	HCA, Inc., 6.500%, 2/15/20	74,550
325,000	Medtronic, Inc., 4.450%, 3/15/20	365,975
30,000	NBTY, Inc., 9.000%, 10/1/18	33,038
105,000	Omnicare, Inc., 7.750%, 6/1/20	116,550
60,000	Res-Care, Inc., 10.750%, 1/15/19	66,300
		826,472
	Total Corporate Bonds	$20,348,301

	U.S. Treasury Obligations — 29.9%
2,345,000	U.S. Treasury Bond, 3.125%, 11/15/41	2,249,369
6,170,000	U.S. Treasury Note, 0.250%, 11/30/13	6,163,491
2,920,000	U.S. Treasury Note, 0.875%, 11/30/16	2,907,681
3,000,000	U.S. Treasury Note, 0.875%, 12/31/16	2,984,298
2,000,000	U.S. Treasury Note, 0.875%, 1/31/17	1,987,656
1,385,000	U.S. Treasury Note, 2.000%, 11/15/21	1,363,467
	Total U.S. Treasury Obligations	$17,655,962

	Commercial Mortgage-Backed Securities — 15.3%
280,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-4, Class A3, 4.891%, 7/10/45	284,036
335,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2006-2, Class A3, 5.704%, 5/10/45(A)	347,489
435,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2006-6, Class A3, 5.369%, 10/10/45	464,985
339,095	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2007-1, Class AAB, 5.422%, 1/15/49	363,413
540,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2007-2, Class AAB,
	5.613%, 4/10/49(A)	578,358
180,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2008-1, Class A3, 6.163%, 2/10/51(A)	191,162
875,000	Bear Stearns Commercial Mortgage
	Securities, Ser 2005-PWR9, Class
	A4A, 4.871%, 9/11/42††	961,003
270,000	Bear Stearns Commercial Mortgage
	Securities, Ser 2006-PW13, Class A3,
	5.518%, 9/11/41††	281,113
875,000	Bear Stearns Commercial Mortgage
	Securities, Ser 2007-PW16, Class A4,
	5.713%, 6/11/40(A)††	996,841
135,000	Commercial Mortgage Pass Through
	Certificates, Ser 2005-C6, Class A5A,
	5.116%, 6/10/44(A)	148,769
550,000	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2004-C3, Class
	A5, 5.113%, 7/15/36(A)	589,804

7

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value
	Commercial Mortgage-Backed Securities — 15.3%
	(Continued)
$300,000	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	$300,255
306,886	GE Capital Commercial Mortgage
	Corp., Ser 2005-C4, Class ASB,
	5.274%, 11/10/45(A)	330,377
570,000	Greenwich Capital Commercial
	Funding Corp., Ser 2005-GG3, Class
	A3, 4.569%, 8/10/42	585,759
367,493	GS Mortgage Securities Corp. II, Ser
	2006-GG8, Class AAB,
	5.535%, 11/10/39	389,014
487,491	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2006-CB14, Class A3B,
	5.493%, 12/12/44(A)	503,163
470,000	LB-UBS Commercial Mortgage Trust,
	Ser 2006-C3, Class A3,
	5.689%, 3/15/32(A)††	479,988
555,000	Morgan Stanley Capital I, Ser
	2006-HQ9, Class A3,
	5.712%, 7/12/44	563,660
250,000	Wachovia Bank Commercial Mortgage
	Trust, Ser 2006-C29, Class A3,
	5.313%, 11/15/48	262,974
390,000	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C34, Class APB,
	5.617%, 5/15/46	415,896
	Total Commercial
	Mortgage-Backed Securities	$9,038,059

	Non-Agency Collateralized Mortgage
	Obligations — 4.9%
924,381	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2005-9, Class
	2A1, 5.500%, 10/25/35	824,582
1,011,064	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2005-3,
	Class 4A4, 5.250%, 6/25/35	983,322
418,737	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	292,610
78,807	Residential Funding Mortgage
	Securities I, Ser 2006-S2, Class A2,
	5.750%, 2/25/36	7,132
155,451	Structured Adjustable Rate Mortgage
	Loan Trust, Ser 2005-23, Class 1A3,
	2.579%, 1/25/36(A)	135,223

428,772	Structured Asset Securities Corp., Ser
	2005-17, Class 5A1,
	5.500%, 10/25/35	361,708
353,138	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35	275,286
	Total Non-Agency Collateralized
	Mortgage Obligations	$2,879,863

	U.S. Government Mortgage-Backed
	Obligations — 8.3%
235,677	FHLMC, Pool #A56988, 5.500%, 2/1/37	256,519
153,617	FHLMC, Pool #A95946, 4.000%, 1/1/41	160,848
522,852	FHLMC, Pool #A96485, 4.500%, 1/1/41	554,724
210,644	FHLMC, Pool #G03781, 6.000%, 1/1/38	232,572
150,563	FHLMC, Pool #G06031, 5.500%, 3/1/40	163,878
101,475	FNMA, Pool #254759, 4.500%, 6/1/18	109,116
12,613	FNMA, Pool #535290, 8.000%, 5/1/30	15,246
42,053	FNMA, Pool #561741, 7.500%, 1/1/31	50,324
12,127	FNMA, Pool #569874, 8.000%, 2/1/31	13,140
46,048	FNMA, Pool #765504, 4.500%, 2/1/19	49,515
195,256	FNMA, Pool #889734, 5.500%, 6/1/37	213,234
122,080	FNMA, Pool #899079, 5.000%, 3/1/37	131,971
68,118	FNMA, Pool #933806, 5.000%, 5/1/38	73,637
80,616	FNMA, Pool #974401, 4.500%, 4/1/23	87,290
125,422	FNMA, Pool #974403, 4.500%, 4/1/23	136,574
144,282	FNMA, Pool #984256, 5.000%, 6/1/23	156,656
117,381	FNMA, Pool #995220, 6.000%, 11/1/23	127,265
131,609	FNMA, Pool #995472, 5.000%, 11/1/23	142,362
328,476	FNMA, Pool #AB1149, 5.000%, 6/1/40	354,988
277,369	FNMA, Pool #AB1800, 4.000%, 11/1/40	293,299
149,339	FNMA, Pool #AD3795, 4.500%, 4/1/40	159,072
96,569	FNMA, Pool #AE0831, 6.000%, 9/1/39	106,495
109,417	FNMA, Pool #AI0805, 4.500%, 7/1/41	116,754
1,035,000	FNMA, TBA	1,085,456
75,000	GNMA	80,484
5,085	GNMA, Pool #434792, 8.000%, 7/15/30	5,763
43,229	GNMA, Pool #8503, 1.625%, 9/20/24(A)	44,681
	Total U.S. Government
	Mortgage-Backed Obligations	$4,921,863

	Municipal Bonds — 0.8%

	California — 0.4%
215,000	CA St, Purp 3, UTGO, 5.950%, 4/1/16	246,358

	Georgia — 0.4%
205,000	Muni Elec Auth Of GA, Build America
	Bonds, 6.655%, 4/1/57	226,874
	Total Municipal Bonds	$473,232

	Asset-Backed Securities — 2.3%
551,936	Countrywide Asset-Backed
	Certificates, Ser 2007-S1, Class A5,
	6.018%, 11/25/36(A)	311,568

8

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value
	Asset-Backed Securities — 2.3% (Continued)
$495,000	FHLMC, Ser K-501, Class A2,
	1.655%, 11/25/16	$497,473
29,423	GNMA, Ser 2003-11, Class A5,
	4.000%, 10/17/29	31,498
925,425	Morgan Stanley Mortgage Loan Trust,
	Ser 2007-3XS, Class 2A4S,
	5.963%, 1/25/47	512,974
	Total Asset-Backed Securities	$1,353,513

Shares
	Preferred Stock — 0.1%

	Financials — 0.1%
2,750	Ally Financial, Inc., 0.05%	$62,150

	Investment Funds — 6.1%
18,894	Invesco Liquid Assets Portfolio**	18,894
3,570,940	Touchstone Institutional Money
	Market Fund^	3,570,940
	Total Investment Funds	$3,589,834

	Total Investment Securities —102.2%
	(Cost $59,842,042)	$60,322,777
	Liabilities in Excess of Other Assets — (2.2)%	(1,323,689)
	Net Assets — 100.0%	$58,999,088

(A)	Variable rate security - the rate reflected is the rate in effect as of March 31, 2012.

†	All or a portion of the security is on loan. The total value of the securites on loan as of March 31, 2012 was $18,241.

**	Represents collateral for securities loaned.

^	Affiliated Fund,sub-advised by Fort Washington Investment Advisors, Inc. See Note 4 in Notes to Financial Statements.

††	The issuers and/or sponsors of certainasset-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

MTN - Medium Term Note

UTGO - Unlimited Tax General Obligation

TBA - To be announced

144A - This is a restricted security that was sold in a transaction exempt from rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31,2012, these securities were valued at $4,867,663 or 8.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolio of investments.

9

Touchstone Core Bond Fund (Continued)

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$20,348,301	$—	$20,348,301
U.S. Treasury Obligations	—	17,655,962	—	17,655,962
Commercial Mortgage-Backed Securities	—	9,038,059	—	9,038,059
U.S. Government Mortgage-Backed Obligations	—	4,921,863	—	4,921,863
Investment Funds	3,589,834	—	—	3,589,834
Non-Agency Collateralized Mortgage Obligations	—	2,879,863	—	2,879,863
Asset-Backed Securities	—	1,353,513	—	1,353,513
Municipal Bonds	—	473,232	—	473,232
Preferred Stock	62,150	—	—	62,150
				$60,322,777

See accompanying notes to financial statements.

10

Portfolio of Investments

Touchstone High Yield Fund – March 31, 2012 (Unaudited)

Principal		Market
Amount		Value
	Corporate Bonds — 96.9%

	Energy — 19.9%
$2,883,000	Atlas Pipeline Partners LP,
	8.750%, 6/15/18	$3,070,395
2,300,000	Atwood Oceanics, Inc., 6.500%, 2/1/20	2,415,000
986,000	Basic Energy Services, Inc.,
	7.125%, 4/15/16	1,000,790
1,263,000	Basic Energy Services, Inc.,
	7.750%, 2/15/19	1,294,575
500,000	Berry Petroleum Co., 6.750%, 11/1/20	528,750
1,078,000	Berry Petroleum Co., 8.250%, 11/1/16	1,123,815
828,000	Bill Barrett Corp., 7.000%, 10/15/22	799,020
916,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	932,030
205,000	Chesapeake Energy Corp.,
	9.500%, 2/15/15	234,725
746,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	777,705
1,421,000	Coffeyville Resources LLC / Coffeyville
	Finance, Inc., 144a, 10.875%, 4/1/17	1,598,625
198,000	Consol Energy, Inc., 8.000%, 4/1/17	206,415
448,000	Consol Energy, Inc., 8.250%, 4/1/20	468,160
2,302,000	Copano Energy LLC / Copano Energy
	Finance Corp., 7.125%, 4/1/21	2,422,855
3,501,000	Enterprise Products Operating LLC,
	7.000%, 6/1/67(A)	3,501,000
1,000,000	Enterprise Products Operating LLC,
	8.375%, 8/1/66(A)	1,090,000
3,238,000	Expro Finance Luxembourg SCA, 144a,
	8.500%, 12/15/16	3,116,575
1,750,000	Exterran Holdings, Inc.,
	7.250%, 12/1/18	1,680,000
2,100,000	Genesis Energy LP/Genesis Energy
	Finance Corp., 7.875%, 12/15/18	2,142,000
956,000	Genesis Energy LP/Genesis Energy
	Finance Corp., 144a,
	7.875%, 12/15/18	970,340
1,020,000	Helix Energy Solutions Group, Inc.,
	144a, 9.500%, 1/15/16	1,068,450
520,000	Hilcorp Energy I LP/Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	561,600
500,000	Hilcorp Energy I LP/Hilcorp Finance
	Co., 144a, 8.000%, 2/15/20	540,000
675,000	Holly Energy Partners LP/Holly Energy
	Finance Corp., 8.250%, 3/15/18	715,500
572,000	Inergy LP/Inergy Finance Corp.,
	7.000%, 10/1/18	557,700
2,358,000	Linn Energy LLC/Linn Energy Finance
	Corp., 8.625%, 4/15/20	2,540,745
1,459,000	MEG Energy Corp., 144a,
	6.500%, 3/15/21	1,528,302
2,577,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	2,604,198
708,000	Newfield Exploration Co.,
	6.875%, 2/1/20	741,630

2,488,000	NGPL PipeCo LLC, 144a,
	6.514%, 12/15/12	2,400,888
2,291,000	OGX Petroleo e Gas Participacoes SA,
	144a, 8.500%, 6/1/18	2,380,349
2,500,000	Peabody Energy Corp., 144a,
	6.000%, 11/15/18	2,450,000
1,290,000	Penn Virginia Resource Partners LP /
	Penn Virginia Resource Finance
	Corp., 8.250%, 4/15/18	1,322,250
1,454,000	Pioneer Drilling Co., 9.875%, 3/15/18	1,541,240
559,000	Pioneer Drilling Co., 144a,
	9.875%, 3/15/18	592,540
770,000	Regency Energy Partners LP /
	Regency Energy Finance Corp.,
	6.500%, 7/15/21	816,200
180,000	Regency Energy Partners LP /
	Regency Energy Finance Corp.,
	6.875%, 12/1/18	190,350
438,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	7.875%, 10/15/18	468,660
606,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	8.250%, 7/1/16	637,815
750,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	144a, 6.375%, 8/1/22	761,250
		53,792,442
	Consumer Discretionary — 17.9%
1,008,000	AMC Networks, Inc., 144a,
	7.750%, 7/15/21	1,123,920
30,000	Asbury Automotive Group, Inc.,
	7.625%, 3/15/17	31,088
1,108,000	AutoNation, Inc., 5.500%, 2/1/20	1,124,620
250,000	Cablevision Systems Corp.,
	8.000%, 4/15/20	264,375
275,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.500%, 4/30/21	284,625
974,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.000%, 1/15/19	1,032,440
1,000,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.875%, 4/30/18	1,080,000
141,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 8.125%, 4/30/20	156,509
1,850,000	Cequel Communications Holdings I
	LLC and Cequel Capital Corp., 144a,
	8.625%, 11/15/17	1,986,438
1,798,000	Clear Channel Worldwide Holdings,
	Inc., 9.250%, 12/15/17	1,971,058
269,000	Clear Channel Worldwide Holdings,
	Inc., 144a, 7.625%, 3/15/20	259,585
1,627,000	Clear Channel Worldwide Holdings,
	Inc., 144a, 7.625%, 3/15/20	1,594,460
957,000	Cooper-Standard Automotive, Inc.,
	8.500%, 5/1/18	1,028,775

11

Touchstone High Yield Fund (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 96.9% (Continued)

	Consumer Discretionary — (Continued)
$612,000	CSC Holdings LLC, 8.625%, 2/15/19	$703,800
784,000	DISH DBS Corp., 7.875%, 9/1/19	901,600
1,869,000	Entravision Communications Corp.,
	8.750%, 8/1/17	1,978,804
1,202,000	Equinox Holdings, Inc., 144a,
	9.500%, 2/1/16	1,285,389
896,000	Exide Technologies, 8.625%, 2/1/18†	750,400
2,159,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	2,342,515
905,000	Insight Communications Co., Inc.,
	144a, 9.375%, 7/15/18	1,033,962
754,000	International Automotive
	Components Group SL, 144a,
	9.125%, 6/1/18	655,980
250,000	Jarden Corp., 8.000%, 5/1/16	270,312
3,280,000	JBS USA LLC/JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	3,173,400
45,000	Lamar Media Corp., 7.875%, 4/15/18	49,219
73,000	Libbey Glass, Inc., 10.000%, 2/15/15	78,019
1,228,000	Ltd. Brands, Inc., 5.625%, 2/15/22	1,238,745
500,000	Meritage Homes Corp.,
	6.250%, 3/15/15	506,000
2,214,000	Meritage Homes Corp.,
	7.150%, 4/15/20	2,280,420
830,000	Penske Automotive Group, Inc.,
	7.750%, 12/15/16	864,246
743,000	Pulte Group, Inc., 6.375%, 5/15/33	598,115
236,000	Pulte Group, Inc., 7.875%, 6/15/32	218,890
400,000	Quebecor Media, Inc., 7.750%, 3/15/16	410,500
549,000	QVC, Inc., 144a, 7.500%, 10/1/19	602,528
226,000	Sealy Mattress Co., 8.250%, 6/15/14	221,480
158,000	Service Corp. International/US,
	7.000%, 6/15/17	176,565
945,000	Service Corp. International/US,
	8.000%, 11/15/21	1,091,475
1,821,000	ServiceMaster Co./TN, 144a,
	8.000%, 2/15/20	1,939,365
1,901,000	Simmons Bedding Co., 144a,
	11.250%, 7/15/15	1,965,178
1,120,000	Stewart Enterprises, Inc.,
	6.500%, 4/15/19	1,167,600
1,306,000	Stonemor Operating LLC /
	Cornerstone Family Services of WV
	/ Osiris Holding, 10.250%, 12/1/17	1,260,290
356,000	Tenneco, Inc., 6.875%, 12/15/20	382,700
1,662,000	Tenneco, Inc., 7.750%, 8/15/18	1,794,960
1,218,000	Tomkins LLC / Tomkins, Inc.,
	9.000%, 10/1/18	1,348,935
1,348,000	Tower Automotive Holdings USA LLC
	/ TA Holdings Finance, Inc., 144a,
	10.625%, 9/1/17	1,462,580
2,775,000	Visteon Corp., 6.750%, 4/15/19	2,816,625
800,000	Wyndham Worldwide Corp.,
	7.375%, 3/1/20	962,330
		48,470,820

	Industrials — 14.4%
809,000	Accuride Corp., 9.500%, 8/1/18	849,450
531,712	American Airlines Pass Through Trust
	2009-1A, 10.375%, 7/2/19	578,237
796,000	Amsted Industries, Inc., 144a,
	8.125%, 3/15/18	851,720
396,000	Aviation Capital Group Corp., 144a,
	6.750%, 4/6/21	384,084
750,000	BE Aerospace, Inc., 8.500%, 7/1/18	828,750
802,000	BWAY Holding Co, 10.000%, 6/15/18	880,195
655,000	Calcipar SA, 144a, 6.875%, 5/1/18	664,825
3,175,000	Case New Holland, Inc.,
	7.875%, 12/1/17	3,690,938
798,000	Cenveo Corp., 7.875%, 12/1/13	762,090
1,800,000	Cenveo Corp., 8.875%, 2/1/18	1,710,000
1,270,000	Chrysler Group LLC/CG Co.-Issuer, Inc.,
	8.250%, 6/15/21	1,282,700
934,277	Continental Airlines 2003-ERJ1 Pass
	Through Trust, Ser RJO3,
	7.875%, 7/2/18	936,612
1,083,022	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust, 6.718%, 1/2/23	1,139,880
1,299,000	Dynacast International LLC / Dynacast
	Finance, Inc., 144a, 9.250%, 7/15/19	1,357,455
1,540,000	Gibraltar Industries, Inc.,
	8.000%, 12/1/15	1,578,500
898,000	Griffon Corp., 7.125%, 4/1/18	928,308
540,000	Iron Mountain, Inc., 8.375%, 8/15/21	587,250
893,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	918,674
1,016,000	JM Huber Corp., 144a,
	9.875%, 11/1/19	1,056,640
2,353,000	Liberty Tire Recycling, 144a,
	11.000%, 10/1/16	2,211,820
2,806,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp.,
	8.875%, 4/1/18	2,890,180
361,000	Moog, Inc., 7.250%, 6/15/18	387,172
614,000	Mueller Water Products, Inc.,
	7.375%, 6/1/17	604,790
1,098,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance II US, Inc.,
	8.125%, 2/15/19	941,535
666,000	Navios South American Logistics, Inc.
	/ Navios Logistics Finance US Inc.,
	9.250%, 4/15/19	582,750
241,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	233,770
731,000	RR Donnelley & Sons Co.,
	7.625%, 6/15/20	707,242
1,999,000	Stena AB, 7.000%, 12/1/16	1,909,045
2,500,000	TransDigm, Inc., 7.750%, 12/15/18	2,706,250
1,930,000	Tutor Perini Corp., 7.625%, 11/1/18	1,949,300
983,000	United Rentals North America, Inc.,
	9.250%, 12/15/19	1,083,758

12

Touchstone High Yield Fund (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 96.9% (Continued)

	Industrials — (Continued)
$139,000	UR Financing Escrow Corp., 144a,
	5.750%, 7/15/18	$142,301
662,000	UR Financing Escrow Corp., 144a,
	7.375%, 5/15/20	676,895
954,000	UR Financing Escrow Corp., 144a,
	7.625%, 4/15/22	980,235
		38,993,351
	Telecommunication Services — 10.8%
2,554,000	CenturyLink, Inc., 6.450%, 6/15/21	2,621,704
1,000	Cincinnati Bell, Inc., 7.000%, 2/15/15	1,009
1,780,000	Cincinnati Bell, Inc., 8.250%, 10/15/17	1,817,825
868,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	872,340
2,452,000	CommScope, Inc., 144a,
	8.250%, 1/15/19	2,611,380
1,410,000	Frontier Communications Corp.,
	8.125%, 10/1/18	1,491,075
997,000	Frontier Communications Corp.,
	8.500%, 4/15/20	1,049,342
2,500,000	GCI, Inc., 8.625%, 11/15/19	2,721,875
181,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	189,145
50,000	Hughes Satellite Systems Corp.,
	7.625%, 6/15/21	53,625
844,000	Intelsat Jackson Holdings SA,
	7.250%, 4/1/19	887,255
597,000	MetroPCS Wireless, Inc.,
	7.875%, 9/1/18	628,342
2,811,000	NII Capital Corp., 7.625%, 4/1/21	2,747,752
638,000	PAETEC Holding Corp.,
	8.875%, 6/30/17	692,230
407,000	Sprint Capital Corp., 6.875%, 11/15/28	311,355
445,000	Sprint Nextel Corp., 8.375%, 8/15/17	429,425
3,045,000	Sprint Nextel Corp., 144a,
	9.000%, 11/15/18	3,341,888
123,000	TW Telecom Holdings, Inc.,
	8.000%, 3/1/18	134,378
1,924,000	West Corp., 8.625%, 10/1/18	2,111,590
1,253,000	Wind Acquisition Finance SA, 144a,
	11.750%, 7/15/17	1,234,205
887,000	Windstream Corp., 7.500%, 4/1/23	913,610
2,051,000	Windstream Corp., 7.875%, 11/1/17	2,261,228
		29,122,578
	Materials — 9.1%
1,457,000	AK Steel Corp., 7.625%, 5/15/20†	1,406,005
2,231,000	Aleris International, Inc.,
	7.625%, 2/15/18	2,334,184
997,000	Cascades, Inc., 7.750%, 12/15/17	997,000
2,328,000	Cascades, Inc., 7.875%, 1/15/20	2,298,900
3,275,000	FMG Resources August 2006 Pty Ltd.,
	144a, 6.875%, 4/1/22	3,193,125
1,682,000	JMC Steel Group, 144a,
	8.250%, 3/15/18	1,749,280
804,000	Koppers, Inc., 7.875%, 12/1/19	858,270

2,870,000	Longview Fibre Paper & Packaging,
	Inc., 144a, 8.000%, 6/1/16	2,923,812
114,000	Lyondell Chemical Co.,
	8.000%, 11/1/17	127,965
1,955,000	LyondellBasell Industries N.V., 144a,
	6.000%, 11/15/21	2,052,750
400,000	Novelis, Inc./GA, 8.375%, 12/15/17	434,000
229,000	PolyOne Corp., 7.375%, 9/15/20	242,740
500,000	Steel Dynamics, Inc., 6.750%, 4/1/15	508,750
650,000	Steel Dynamics, Inc., 7.625%, 3/15/20	703,625
581,000	Steel Dynamics, Inc., 7.750%, 4/15/16	602,788
1,377,000	Tembec Industries, Inc.,
	11.250%, 12/15/18	1,459,620
223,000	Tembec Industries, Inc., 144a,
	11.250%, 12/15/18	236,380
1,432,000	Texas Industries, Inc., 9.250%, 8/15/20	1,374,720
200,000	United States Steel Corp.,
	7.375%, 4/1/20†	204,000
79,000	US Concrete, Inc., 144a,
	9.500%, 8/31/15	80,382
869,000	Vulcan Materials Co., 7.500%, 6/15/21	962,418
		24,750,714
	Health Care — 7.2%
956,000	Accellent, Inc., 8.375%, 2/1/17	960,780
1,598,000	Apria Healthcare Group, Inc.,
	11.250%, 11/1/14	1,671,908
414,000	Aptalis Pharma, Inc., 12.750%, 3/1/16	441,945
1,747,000	Capella Healthcare, Inc.,
	9.250%, 7/1/17	1,790,675
537,000	Grifols, Inc., 8.250%, 2/1/18	581,302
830,000	HCA, Inc., 5.875%, 3/15/22	831,038
3,085,000	HCA, Inc., 6.500%, 2/15/20	3,239,250
1,710,000	Health Management Associates, Inc.,
	144a, 7.375%, 1/15/20	1,744,200
750,000	NBTY, Inc., 9.000%, 10/1/18	825,938
4,200,000	Omnicare, Inc., 7.750%, 6/1/20	4,662,000
2,342,000	Res-Care, Inc., 10.750%, 1/15/19	2,587,910
177,000	Universal Hospital Services, Inc.,
	4.121%, 6/1/15(A)	167,265
		19,504,211
	Financials — 6.1%
230,000	Ally Financial, Inc., 5.500%, 2/15/17	230,273
2,250,000	CIT Group, Inc., 144a, 7.000%, 5/2/16	2,255,625
464,000	Credit Acceptance Corp.,
	9.125%, 2/1/17	501,120
2,750,000	EDP Finance BV, 144a, 6.000%, 2/2/18	2,430,409
2,684,000	International Lease Finance Corp.,
	6.375%, 3/25/13	2,757,810
50,000	Liberty Mutual Group, Inc., 144a,
	10.750%, 6/15/58(A)	66,875
1,050,000	MetLife, Inc., 10.750%, 8/1/39	1,441,125
2,392,000	MPT Operating Partnership LP/MPT
	Finance Corp., 6.875%, 5/1/21	2,499,640
300,000	Omega Healthcare Investors, Inc.,
	6.750%, 10/15/22	318,000

13

Touchstone High Yield Fund (Continued)

Principal		Market
Amount		Value
	Corporate Bonds — 96.9% (Continued)

	Financials — (Continued)
$1,000,000	Omega Healthcare Investors, Inc.,
	7.500%, 2/15/20	$1,075,000
1,138,000	PHH Corp., 9.250%, 3/1/16	1,156,492
1,815,000	SLM Corp. MTN, 6.000%, 1/25/17	1,869,450
		16,601,819
	Utilities — 4.7%
1,408,000	AES Corp. (The), 8.000%, 10/15/17	1,585,760
2,135,000	AmeriGas Finance LLC/AmeriGas
	Finance Corp., 7.000%, 5/20/22	2,177,700
644,000	Calpine Corp., 144a, 7.500%, 2/15/21	687,470
513,000	Calpine Corp., 144a, 7.875%, 7/31/20	557,888
400,000	Calpine Corp., 144a, 7.875%, 1/15/23	432,000
1,330,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 144a, 7.750%, 4/1/19	1,361,588
128,000	GenOn Energy, Inc., 7.625%, 6/15/14	128,959
500,000	GenOn Energy, Inc., 7.875%, 6/15/17	436,250
763,000	Intergen N.V., 144a, 9.000%, 6/30/17	803,058
169,000	North American Energy Alliance LLC /
	North American Energy Alliance
	Finance Corp., 10.875%, 6/1/16	186,322
1,000,000	NRG Energy, Inc., 7.875%, 5/15/21	960,000
2,618,000	Sabine Pass LNG LP, 7.250%, 11/30/13	2,761,990
647,000	Sabine Pass LNG LP, 7.500%, 11/30/16	693,908
		12,772,893
	Information Technology — 3.9%
100,000	Equinix, Inc., 7.000%, 7/15/21	109,749
1,484,000	Equinix, Inc., 8.125%, 3/1/18	1,632,400
1,228,000	Fidelity National Information Services,
	Inc., 144a, 5.000%, 3/15/22	1,209,580
950,000	First Data Corp., 144a, 8.875%, 8/15/20	1,029,562
2,793,000	Kemet Corp., 10.500%, 5/1/18	3,016,440
500,000	Kemet Corp., 144a, 10.500%, 5/1/18	537,500
2,247,000	Viasat, Inc., 8.875%, 9/15/16	2,437,995
500,000	Viasat, Inc., 144a, 6.875%, 6/15/20	512,500
		10,485,726
	Consumer Staples — 2.9%
1,854,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	1,965,240
905,000	Central Garden and Pet Co.,
	8.250%, 3/1/18	933,281
1,092,000	Del Monte Corp., 7.625%, 2/15/19	1,086,540
884,000	Ingles Markets, Inc., 8.875%, 5/15/17	956,930
415,000	JBS USA LLC/JBS USA Finance, Inc.,
	144a, 8.250%, 2/1/20	426,412
1,309,000	Post Holdings, Inc., 144a,
	7.375%, 2/15/22	1,371,178
1,068,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC, 144a,
	8.750%, 10/15/16	1,129,410
		7,868,991
	Total Corporate Bonds	$262,363,545

Shares
	Preferred Stock — 0.1%

	Financials — 0.1%
12,500	Ally Financial, Inc., 0.05%	282,500

	Investment Funds — 1.6%
2,157,954	Invesco Liquid Assets Portfolio**	2,157,954
2,178,353	Touchstone Institutional Money
	Market Fund^	2,178,353
	Total Investment Funds	$4,336,307

	Total Investment Securities —98.6%
	(Cost $263,158,962)	$266,982,352
	Other Assets in Excess of Liabilities — 1.4%	3,657,916
	Net Assets — 100.0%	$270,640,268

(A)	Variable rate security - the rate reflected is the rate in effect as of March 31, 2012.

†	All or a portion of the security is on loan. The total value of the securites on loan as of March 31, 2012 was $2,064,169.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4 in Notes to Financial Statements.

Portfolio Abbreviations:

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities were valued at $81,917,836 or 30.3% of net assets.These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

14

Touchstone High Yield Fund (Continued)

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$262,363,545	$—	$262,363,545
Investment Funds	4,336,307	—	—	4,336,307
Preferred Stock	—	282,500	—	282,500
				$266,982,352

See accompanying notes to financial statements.

15

Portfolio of Investments

Touchstone Institutional Money Market Fund – March 31, 2012 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Corporate Bonds — 10.3%
$1,000,000	Bank of New York Mellon Corp.	6.375	04/01/12	$1,000,105
200,000	General Electric Capital Corp. MTN	5.000	04/10/12	200,205
385,000	General Electric Capital Corp.	4.000	04/15/12	385,506
250,000	General Electric Capital Corp.	4.250	06/15/12	251,714
435,000	General Electric Capital Corp.	6.000	06/15/12	439,767
1,000,000	Credit Suisse MTN	3.450	07/02/12	1,007,298
4,920,000	Bear Stearns Cos. LLC (The) MTN	6.950	08/10/12	5,028,695
1,000,000	National Rural Utilities Cooperative Finance Corp.	2.625	09/16/12	1,008,521
1,650,000	JPMorgan Chase & Co.	5.375	10/01/12	1,688,835
6,700,000	NSTAR Electric Co.	4.875	10/15/12	6,857,773
3,000,000	General Electric Capital Corp. MTN	5.250	10/19/12	3,072,162
2,000,000	Wells Fargo & Co.	5.250	10/23/12	2,050,683
4,050,000	Bank of New York Mellon Corp. MTN	4.950	11/01/12	4,156,293
3,250,000	Northern Trust Corp.	5.200	11/09/12	3,343,916
2,000,000	Caterpillar Financial Services Corp.	6.000	12/15/12	2,077,017
4,200,000	Bank of Nova Scotia	2.250	01/22/13	4,245,790
4,500,000	Toyota Motor Credit Corp. MTN(A)	0.760	01/24/13	4,500,000
	Total Corporate Bonds			$41,314,280

	Commercial Paper — 1.0%
4,200,000	York Co. SC PCR Ser B	0.450	06/01/12	4,200,000

	Municipal Bonds — 8.2%
3,300,000	Northmont OH CSD BANS (Sch Impt) UTGO Ser 2011	1.625	06/05/12	3,305,098
1,700,000	Piqua OH CSD BANS (Street Impt) UTGO Ser 2011	1.125	06/14/12	1,701,793
3,800,000	New Bedford MA BANS LTGO Ser 2012	1.000	06/15/12	3,802,466
4,400,000	Bristol CT UTGO BANS Ser 2011	1.250	07/30/12	4,403,931
1,500,000	Butler Co OH BANS (Fiber Optic Impt) Ser 2011	0.900	08/02/12	1,500,000
2,500,000	Woodbridge CT UTGO Ser 2011	1.000	08/24/12	2,502,453
2,600,000	Union Twp OH BANS LTGO Ser 2011	1.125	09/12/12	2,605,491
2,800,000	AMP Muni Pwr OH, Inc. BANS Ser 2011	1.250	10/25/12	2,803,981
1,400,000	Mason OH EDR Ser 2012	1.750	01/31/13	1,406,937
5,000,000	Franklin Co OH BANS (Stadium Fac Proj) Ser 2012	0.850	03/08/13	5,011,585
3,805,000	Miami Twp OH Montgomery Co (Park Acq & Impt) LTGO Ser 2012	1.375	03/28/13	3,820,849
	Total Municipal Bonds			$32,864,584

	U.S. Government Agency Obligations — 10.2%
1,300,699	Overseas Private Investment Corp.(A)	0.120	04/09/12	1,300,699
2,333,333	Overseas Private Investment Corp.(A)	0.120	04/09/12	2,333,333
2,105,263	Overseas Private Investment Corp.(A)	0.120	04/09/12	2,105,263
5,000,000	Overseas Private Investment Corp.(A)	0.120	04/09/12	5,000,000
8,596,487	Overseas Private Investment Corp.(A)	0.120	04/09/12	8,596,487
6,736,842	Overseas Private Investment Corp.(A)	0.120	04/09/12	6,736,842
5,000,000	Overseas Private Investment Corp.(A)	0.130	04/09/12	5,000,000
5,500,000	Overseas Private Investment Corp.(A)	0.130	04/09/12	5,500,000
3,000,000	Overseas Private Investment Corp.(A)	0.130	04/09/12	3,000,000
1,000,000	Overseas Private Investment Corp.	0.000	07/31/12	1,003,162
	Total U.S. Government Agency Obligations			$40,575,786

	Certificate of Deposit — 1.9%
5,700,000	Royal Bank of Canada/NY	0.640	04/02/12	5,700,000

16

Touchstone Institutional Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Certificate of Deposit — 1.9% (Continued)
$2,000,000	Canadian Imperial Bank of Commerce/New York NY	0.680	09/04/12	$2,002,389
	Total Certificate of Deposit			$7,702,389

	Variable Rate Demand Notes — 60.3%
3,200,000	Allen Co OH Hosp Facs Rev Ser 2008, Class B (LOC: JP Morgan Chase Bank)	0.200	04/02/12	3,200,000
4,400,000	Botsford MI Gen Hosp Rev Ser 2008 (LOC: U.S. Bank NA)	0.210	04/02/12	4,400,000
3,200,000	CO St Edl & Cultural National Jewish Federation Ser 2008, Class A13 (LOC: Bank Of America NA)	0.260	04/02/12	3,200,000
5,800,000	Cuyahoga Co OH Rev (Cleveland Clinic), Ser 2011, Class B1 (SPA: Wells Fargo Bank NA)	0.170	04/02/12	5,800,000
600,000	Jacksonville FL EDC Methodist Ser 2010 (LOC: TD Bank NA)	0.180	04/02/12	600,000
800,000	Lincoln Co WY PCR (Exxon Proj) Ser 1984	0.150	04/02/12	800,000
2,000,000	NY Adj Subser E2 UTGO Ser 1993 (LOC: JP Morgan Chase Bank NA)	0.200	04/02/12	2,000,000
3,600,000	OH St Hgr Edl Fac Rev Ser 2002 (SPA: Landesbank)	0.210	04/02/12	3,600,000
3,500,000	OH St Water Dev Authority Ref FirstEnergy Gen Corp. Ser 2011, Class A (LOC: UBS AG)	0.180	04/02/12	3,500,000
3,800,000	Sarasota Co FL (Public Mem Hospital) Ser 2008, Class A	0.170	04/02/12	3,800,000
1,935,000	486 Lesser Street LLC	0.310	04/09/12	1,935,000
1,905,000	Abag CA Fin Auth For Nonprofit Housing Gaia Bldg Ser 2000, Class A-T (LIQ: FNMA)	0.250	04/09/12	1,905,000
1,120,000	AM Investment Partners LLC/MI US Domestic Ser 2006	0.350	04/09/12	1,120,000
2,125,000	AnaCortes Class Assets LLC US Domestic Ser 2003	0.490	04/09/12	2,125,000
10,000,000	Andrew W Mellon Foundation NY Ser 2008	0.130	04/09/12	10,000,000
1,530,000	Auburn Me Rev J & A Properties Ser 2001 (LOC: TD Bank NA)	0.610	04/09/12	1,530,000
1,000,000	BJ Financing LLC US Domestic Ser 2007	0.280	04/09/12	1,000,000
1,200,000	Blossom Hill Development Co. Ltd. Priv Placement Ser 2001	0.450	04/09/12	1,200,000
6,490,000	Blue Hen Hotel LLC US Domestic Ser 2001	0.290	04/09/12	6,490,000
1,450,000	Boldt Healthcare Properties LLC Priv Placement Ser 2010	0.280	04/09/12	1,450,000
600,000	Burgess & Niple Ltd. US Domestic Ser 1999	0.270	04/09/12	600,000
785,000	CA St Infrastructure & Saddleback Vy Ser 2010 (LOC: East West Bank)	0.350	04/09/12	785,000
2,063,700	Campus Research Corp. Ser A	0.190	04/09/12	2,063,700
2,450,000	Cincinnati Christian University US Domestic Ser 2007	0.230	04/09/12	2,450,000
600,000	CO St Edl & Cultural Northwestern Ser 2008 (LOC: BMO Harris Bank NA)	0.270	04/09/12	600,000
200,000	Connelly/Brueshaber Parternship #1 Ser 2000 (LOC: US Bank NA)	0.450	04/09/12	200,000
2,700,000	Crozer-Keystone Health System US Domestic Ser 1996	0.240	04/09/12	2,700,000
4,625,000	Crystal Clinic US Domestic Ser 2000	0.280	04/09/12	4,625,000
1,000,000	Dayton Wheel Concepts, Inc. US Domestic Ser 2002	0.220	04/09/12	1,000,000
1,200,000	Douglas Co Ga Dev Auth Pandosia LLC Ser 2007, Class B (LOC: Wells Fargo Bank NA)	0.240	04/09/12	1,200,000
5,125,000	Everett Clinic PS US Domestic, Ser 2002	0.410	04/09/12	5,125,000
3,935,000	First Christian Church Of Florissant US Domestic Ser 2008	0.280	04/09/12	3,935,000
3,845,000	First Church of Christ Christian, Inc. US Domestic Ser 2006	0.450	04/09/12	3,845,000
2,545,000	First Church of Christ Christian, Inc. US Domestic Ser 2006	0.450	04/09/12	2,545,000
300,000	FL St HFC Hsg Waterford Pointe Ser 2000, Class E-2	0.290	04/09/12	300,000
1,000,000	French Lick In EDR Town Green Place A Ser 2008 (LOC: National City Bank)	0.270	04/09/12	1,000,000
1,250,000	Grace Evangelical Lutheran Church US Domestic Ser 2008	0.350	04/09/12	1,250,000
3,045,000	Grasshopper Investments LLC Private Placement Ser 2004 144a	0.450	04/09/12	3,045,000
485,000	Green Street Surgery Center LLC US Domestic Ser 2003	0.330	04/09/12	485,000
845,000	Heart Property LLC Project US Domestic Ser 2007	0.270	04/09/12	845,000
1,236,000	Hopewell Development Co.	0.270	04/09/12	1,236,000
4,025,000	Jungs Station Associates US Domestic Ser 2005	0.240	04/09/12	4,025,000
4,500,000	Kamps Capital LLC, Ser 2010	0.190	04/09/12	4,500,000

17

Touchstone Institutional Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes — 60.3% (Continued)
$10,750,000	Kansas City MO Tax Incr Revenu Blue Ridge Mall Tax Allocation Ser 2005 (LOC: BMO Harris Bank NA)	0.200	04/09/12	$10,750,000
1,300,000	Kenwood Country Club US Domestic Ser 2005	0.230	04/09/12	1,300,000
1,265,000	Kenwood Lincoln-Mercury US Domestic Ser 2000	0.220	04/09/12	1,265,000
920,000	Labcon North America US Domestic Ser 2010	0.640	04/09/12	920,000
5,535,000	Lee Family Partnership LLC US Domestic Ser 2004	0.290	04/09/12	5,535,000
10,720,000	Lexington Financial Services LLC US Domestic Ser 2008	0.210	04/09/12	10,720,000
5,280,000	Lodge Apartments Holdings LLC US Domestic Ser 2006	0.240	04/09/12	5,280,000
1,295,000	Long Beach CA Rev Towne Ctr Site A Ser 2010 (LOC: Wells Fargo Bank NA)	0.170	04/09/12	1,295,000
3,625,000	Manhattan Christian College, Inc.	0.350	04/09/12	3,625,000
4,100,000	Mason City Clinic PC Ser 1992	0.280	04/09/12	4,100,000
1,500,000	MBE Investment Co LLC Ser 2004	0.350	04/09/12	1,500,000
915,000	Mequon WI IDR (Gateway Plastics) Ser 2001-B (LOC: Bank One Wisconsin)	0.290	04/09/12	915,000
5,000,000	MI St Fin Auth Rev Sch Ln Ser 2010 (LOC: Bank Of Montreal)	0.180	04/09/12	5,000,000
2,470,000	Miarko, Inc. US Domestic Ser 2007	0.220	04/09/12	2,470,000
3,637,000	Mill Street Village LLC Priv Placement Ser 2006	0.360	04/09/12	3,637,000
6,355,000	Mountain Agency, Inc. (The) US Domestic Ser 2003	0.360	04/09/12	6,355,000
2,350,000	Neltner Properties LLC US Domestic Ser 1999	0.450	04/09/12	2,350,000
565,000	New Belgium Brewing Co., Inc. US Domestic Ser 2000	0.240	04/09/12	565,000
1,765,000	Odenton Baptist Church US Domestic Ser 2008	0.380	04/09/12	1,765,000
1,710,000	Old Hickory-TN/AHPC US Domestic Ser 2005	0.190	04/09/12	1,710,000
1,359,000	Oldham Co KY (Unltd Inc Proj) Ser 2005 (LOC: JP Morgan Chase Bank NA)	0.300	04/09/12	1,359,000
2,850,000	Orthopaedic Hospital of Wisconsin LLC	0.280	04/09/12	2,850,000
4,500,000	OSL Santa Rosa Fountaingrove LLC Ser 2012	0.200	04/09/12	4,500,000
4,500,000	Penco Products, Inc. Priv Placement Ser 2011 144a	0.250	04/09/12	4,500,000
200,000	Platte Co MO IDA Complete Home Ser 2007, Class B (LOC: Columbian Bank)	0.220	04/09/12	200,000
1,922,000	Progress Industrial Properties, Inc. US Domestic Ser 2002	0.280	04/09/12	1,922,000
1,215,000	QC Reprographics LLC Priv Placement Ser 2001	0.450	04/09/12	1,215,000
880,000	Ross Sinclaire Real Estate Trust LLC US Domestic Ser 2005	0.320	04/09/12	880,000
1,650,000	Saint Paul's Episcopal Church Ser 2008 (LOC: JP Morgan Chase Bank NA)	0.170	04/09/12	1,650,000
925,000	SC St Jobs-Econ De Woodhead LLC Ser 2010, Class B (LOC: FHLB)	0.440	04/09/12	925,000
2,005,000	Secor Realty, Inc.	0.220	04/09/12	2,005,000
2,210,000	Sheboygan Falls WI Indl Revenue Adj Dev Htt, Inc., Project Ser 2007, Class B (LOC: U.S. Bank NA)	0.370	04/09/12	2,210,000
300,000	Simba USA LLC US Domestic Ser 2003	0.330	04/09/12	300,000
1,710,000	South Western IL St Dev Authority Mattingly Lumber Ser 2005, Class B (LOC: First Bank)	0.350	04/09/12	1,710,000
2,485,000	Southwestern OH Water Co. (The) US Domestic Ser 2006	0.220	04/09/12	2,485,000
1,250,000	Springside Corp. Exchange Partners I LLC US Domestic Ser 2004	0.220	04/09/12	1,250,000
2,655,000	Team Rahal of Pittsburgh Priv Placement Ser 2002 144a	0.280	04/09/12	2,655,000
10,000,000	TP Racing LLLP US Domestic Ser 2000	1.750	04/09/12	10,000,000
1,100,000	Upper IL River Vly Dev Auth Ser 2003 (LOC: Lasalle Bank NA)	0.260	04/09/12	1,100,000
1,665,000	WA MO IDA Dev Pauwels Pj Ser 1999 (LOC: Bank Of America NA)	0.640	04/09/12	1,665,000
970,000	WA St Hsg Fin Commission Brittany Pk Ser 1996, Class B (LIQ: FNMA)	0.250	04/09/12	970,000
3,170,000	Young Men's Christian Association of Metropolitcan Milwaukee, Inc. Ser 2008	0.280	04/09/12	3,170,000
4,300,000	D.G.Y. Real Estate, LP US Domestic Ser 2000	0.350	04/30/12	4,300,000
2,375,000	Yuengling Beer Co., Inc. Priv Placement Ser 1999	0.350	04/30/12	2,375,000
5,500,000	Chatom AL IDB Powersouth Energy Corp. Ser 2008, Class A (SPA: National Rural Utilities Finance)	0.950	05/15/12	5,500,000
	Total Variable Rate Demand Notes			$240,767,700

18

Touchstone Institutional Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Repurchase Agreement — 5.7%
$22,600,000	BMO Capital, 0.060%, dated 03/30/12, matures on 04/02/12, repurchase price $22,600,113 (collateralized by U.S. Treasury Notes, ranging in par value from $98,700 -$2,220,000, 0.000% - 6.125%, 09/06/12 - 02/15/37, total market value $ 23,052,002 )	0.060	04/02/12	$22,600,000

	Total Investment Securities —97.6%
	(Cost $390,024,739)			$390,024,739

	Other Assets in Excess of Liabilities — 2.4%			9,472,260
	Net Assets — 100.0%			$399,496,999

(A) Variable rate security - the rate reflected is the rate in effect as of March 31, 2012.

Portfolio Abbreviations:

BANS - Bond Anticipation Notes

CSD - City School District

EDC - Economic Development Commission

EDR - Economic Development Revenue

FHLB - Federal Home Loan Bank

FNMA - Federal National Mortgage Association

IDA - Industrial Development Authority/Agency

IDB - Industrial Development Board

IDR - Industrial Development Revenue

MTN - Medium Term Note

LIQ - Liquidity Facility

LOC - Letter of Credit

LTGO - Limited Tax General Obligation

PCR - Pollution Control Revenue

SPA - Stand-by Purchase Agreement

UTGO - Unlimited Tax General Obligation

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities were valued at $10,200,000 or 2.55% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

19

Touchstone Institutional Money Market Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Variable Rate Demand Notes	$—	$240,767,700	$—	$240,767,700
Corporate Bonds	—	41,314,280	—	41,314,280
U.S. Government Agency Obligations	—	40,575,786	—	40,575,786
Municipal Bonds	—	32,864,584	—	32,864,584
Repurchase Agreement	—	22,600,000	—	22,600,000
Certificate of Deposit	—	7,702,389	—	7,702,389
Commercial Paper	—	4,200,000	—	4,200,000
				$390,024,739

See accompanying notes to financial statements.

20

Portfolio of Investments

Touchstone Money Market Fund – March 31, 2012 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Corporate Bonds — 9.5%
$250,000	Bank of New York Mellon Corp.	6.375	04/01/12	$250,026
200,000	Wal-Mart Stores, Inc.	5.000	04/05/12	200,098
105,000	General Electric Capital Corp.	4.150	05/15/12	105,377
455,000	General Electric Capital Corp.	4.250	06/15/12	458,193
1,000,000	Credit Suisse MTN	3.450	07/02/12	1,007,298
3,265,000	Bear Stearns Cos. LLC (The) MTN	6.950	08/10/12	3,337,106
610,000	National Rural Utilities Cooperative Finance Corp.	2.625	09/16/12	615,101
422,000	JPMorgan Chase & Co.	5.375	10/01/12	431,593
950,000	ConocoPhillips	4.750	10/15/12	971,206
2,350,000	General Electric Capital Corp. MTN	5.250	10/19/12	2,406,648
1,035,000	Wells Fargo & Co.	5.250	10/23/12	1,060,746
400,000	Bank of New York Mellon Corp. MTN	4.950	11/01/12	409,998
1,500,000	Northern Trust Corp.	5.200	11/09/12	1,543,346
100,000	Caterpillar Financial Services Corp. MTN	4.850	12/07/12	102,704
500,000	Caterpillar Financial Services Corp.	6.000	12/15/12	519,254
4,220,000	Bank of Nova Scotia	2.250	01/22/13	4,265,932
3,700,000	Toyota Motor Credit Corp. MTN(A)	0.760	01/24/13	3,700,000
	Total Corporate Bonds			$21,384,626

	Municipal Bonds — 10.5%
600,000	Allen Co OH Hosp Facs Rev Ser 2008 (LOC: Bank of America NA)	0.180	04/02/12	600,000
2,700,000	Northmont OH CSD BANS (Sch Impt) UTGO Ser 2011	1.625	06/05/12	2,704,172
1,400,000	Piqua OH CSD BANS (Street Impt) GO Unltd Notes Ser 2011	1.125	06/14/12	1,401,477
2,700,000	New Bedford MA BANS LTGO Ser 2012	1.000	06/15/12	2,701,752
2,400,000	Bristol CT UTGO BANS Ser 2011	1.250	07/30/12	2,402,144
815,000	Butler Co OH BANS (Fiber Optic Impt) Ser 2011	0.900	08/02/12	815,000
1,800,000	Woodbridge CT UTGO Ser 2011	1.000	08/24/12	1,801,766
1,650,000	Union Twp OH BANS LTGO Ser 2011	1.125	09/12/12	1,653,484
2,000,000	Amp Muni Pwr OH, Inc. BANS Ser 2011	1.250	10/25/12	2,002,843
1,000,000	Deerfield Twp OH BANS LTGO Ser 2011	1.500	11/01/12	1,003,181
1,100,000	Warrensville Heights OH BANS LTGO Ser 2012	1.500	01/30/13	1,105,448
1,200,000	Mason OH EDR Ser 2012	1.750	01/31/13	1,205,946
690,000	Loveland OH BANS LTGO Ser 2012	3.000	02/14/13	698,883
2,500,000	Franklin Co OH (Spl Oblg) BANS Ser 2012	0.850	03/08/13	2,505,792
1,000,000	Miami Twp OH LTGO Ser 2012	1.375	03/28/13	1,004,165
	Total Municipal Bonds			$23,606,053

	U.S. Government Agency Obligations — 8.2%
629,371	Overseas Private Investment Corp.(A)	0.120	04/09/12	629,371
3,448,274	Overseas Private Investment Corp.(A)	0.120	04/09/12	3,448,274
4,344,827	Overseas Private Investment Corp.(A)	0.120	04/09/12	4,344,827
4,037,593	Overseas Private Investment Corp.(A)	0.120	04/09/12	4,037,593
5,000,000	Overseas Private Investment Corp.(A)	0.130	04/09/12	5,000,000
1,000,000	Overseas Private Investment Corp.	0.000	07/31/12	1,003,162
	Total U.S. Government Agency Obligations			$18,463,227

	Cerificate of Deposit — 1.6%
3,500,000	Royal Bank of Canada/NY	0.640	04/02/12	3,500,000

	Commercial Paper — 1.0%
2,300,000	York Co. SC Pollution Ctl Rev (Nat Rural Util) Ser 2000	0.450	06/01/12	2,300,000

21

Touchstone Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes — 69.3%
$5,400,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2010 C (LOC: Bank Of Nova Scotia)	0.180	04/02/12	$5,400,000
7,800,000	East Baton Rouge Parish LA IDR (Exxon) Ser 1993	0.150	04/02/12	7,800,000
5,550,000	MS St Business Fin Co Ser 2007 A	0.170	04/02/12	5,550,000
1,000,000	OH St Hgr Edl Fac Rev Case Western Reserve Ser 2002 A (SPA: Landesbank Hessen-Thrgn)	0.210	04/02/12	1,000,000
3,255,000	Sarasota Co FL (Public Mem Hospital) Ser 2008 A (LOC: Northern Trust Company)	0.170	04/02/12	3,255,000
2,025,000	VT St Edl & Hlth Bldgs (Brattleboro Mem Hosp) Ser 2008 (LOC: TD Banknorth NA)	0.200	04/02/12	2,025,000
735,000	Alameda Co CA IDA Rev (Golden West Paper) Ser 2008 (LOC: Comerica Bank)	0.310	04/09/12	735,000
20,000	Alprion LLC Ser 2004	0.190	04/09/12	20,000
5,330,000	Anchor Holdings II LLC Ser 2001	0.450	04/09/12	5,330,000
7,175,000	Andrew W Mellon Foundation NY Ser 2008	0.130	04/09/12	7,175,000
605,000	Bank of KY Building LLC Ser 1999	0.450	04/09/12	605,000
1,100,000	Bayloff Properties LLC Class A Ser 1998	0.270	04/09/12	1,100,000
300,000	Berks Co PA IDA Rev (Lebanon Valley Mall) Class B Ser 1996 (LOC: First Union National Bank)	0.240	04/09/12	300,000
730,000	CA Infra & Econ Dev Bk IDR (Studio Molding) Class B Ser 2001 (LOC: Comerica Bank)	0.440	04/09/12	730,000
735,000	CA Infra & Econ Dev Bk Rev Class B Ser 2007 (LOC: Comerica Bank)	0.440	04/09/12	735,000
3,488,100	Campus Research Corp. Ser A	0.190	04/09/12	3,488,100
1,555,000	CMW Real Estate LLC Ser 2000	0.230	04/09/12	1,555,000
100,000	Connelly/Brueshaber Parternship #1 Ser 2000	0.450	04/09/12	100,000
1,905,000	Corporate Finance Managers, Inc. Ser 2003	0.190	04/09/12	1,905,000
2,565,000	D&I Properties LLC US Domestic Ser 2004	0.260	04/09/12	2,565,000
1,905,000	Diaz-Upton LLC US Domestic Ser 2004	0.240	04/09/12	1,905,000
900,000	Dick Masheter Ford, Inc. Ser 2003	0.270	04/09/12	900,000
1,670,000	District Of Columbia Rev (Pew Charitable) Class B Ser 2008 (LOC: PNC Bank NA)	0.170	04/09/12	1,670,000
270,000	Dublin Building LLC Ser 1997	0.270	04/09/12	270,000
340,000	Elizabeth C Connelly & Larry J Brueshaber Partnership #1 Ser 2000	0.450	04/09/12	340,000
260,000	Elizabeth C Connelly & Larry J Brueshaber Partnership #1 Ser 2007	0.450	04/09/12	260,000
3,875,000	Everett Clinic PS US Domestic Ser 2002	0.410	04/09/12	3,875,000
499,000	Fitch Denny Funeral Home, Inc. Priv Placement Ser 2004	0.360	04/09/12	499,000
40,000	FL St Hsg Fin Corp Rev (Valenica) Ser 1999-G2 (LOC: FNMA)	0.400	04/09/12	40,000
5,500,000	Flamingo Enterprises, Inc. Ser 2008	0.340	04/09/12	5,500,000
2,375,000	Galloway Co. Ser 2003	0.240	04/09/12	2,375,000
100,000	Halton Group Americas, Inc. Ser 2007	0.330	04/09/12	100,000
315,000	IA Finance Auth. Rev (Point Cedar) Class B Ser 2006 (LOC: BMO Harris Bank NA)	0.620	04/09/12	315,000
3,950,000	Jeff Wyler Automotive Family, Inc. Ser 2006	0.450	04/09/12	3,950,000
365,000	JL Capital One LLC US Domestic Ser 2002	0.240	04/09/12	365,000
6,270,000	Kamps Capital LLC Ser 2010	0.190	04/09/12	6,270,000
7,900,000	Kansas City MO Tax Incr Revenu Blue Ridge Mall Tax Allocation Ser 2005 (LOC: BMO Harris Bank NA)	0.200	04/09/12	7,900,000
1,250,000	Kansas St Dev Fin Auth Rev Class O Ser 2009 (LOC: Great Western Bank)	0.210	04/09/12	1,250,000
290,000	La Crosse WI IDR (GGP Inc.) Ser 2007-B (LOC: Wells Fargo Bank NA)	0.240	04/09/12	290,000
920,000	Labcon North America US Domestic Ser 2010	0.640	04/09/12	920,000
1,690,000	Livingston Co NY IDA Civic Facs Rev Class B Ser 2007 (LOC: HSBC BANK USA NA)	0.330	04/09/12	1,690,000
6,840,000	Lowell Family LLC Ser 2005	0.210	04/09/12	6,840,000
3,279,000	M&P Richfield LLC Ser 2001	0.220	04/09/12	3,279,000
800,000	Mason City Clinic PC Ser 1992	0.280	04/09/12	800,000
370,000	MBE Investment Co. LLC Ser 2000	0.350	04/09/12	370,000
2,690,000	MBE Investment Co. LLC Ser 2004	0.350	04/09/12	2,690,000
850,000	MBE Investment Co. LLC Class A Ser 2001-A	0.350	04/09/12	850,000

22

Touchstone Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes — 69.3% (Continued)
$850,000	Mequon WI IDR (Gateway Plastics) Ser 2001-B (LOC: Bank One Wisconsin)	0.290	04/09/12	$850,000
2,655,000	Metropolitan Govt Nashville & Davidson TN Class B Ser 2006 (LOC: BMO Harris Bank NA)	0.240	04/09/12	2,655,000
950,000	MI St Hsg Dev Auth Multi-Family Rev Class B Ser 2003 (LOC: FHLB)	0.250	04/09/12	950,000
1,882,000	Mill Street Village LLC Priv Placement Ser 2006	0.360	04/09/12	1,882,000
670,000	Montgomery Co NY IDA Ser 1996-A (LOC: FHLB)	0.900	04/09/12	670,000
475,000	Mount Carmel East Professional Office Building III LP Ser 1994-B	0.330	04/09/12	475,000
255,000	New York NY IDA Civic Facs Rev (Community Living) Class B Ser 2004 (LOC: JPMorgan Chase Bank)	0.440	04/09/12	255,000
255,000	NY City NY IDA (N.Y. Congregational B) Ser 2006 (LOC: HSBC Bank USA NA)	1.410	04/09/12	255,000
5,360,000	OSF Finance Co. LLC Ser 2007	0.200	04/09/12	5,360,000
115,000	Philadelphia PA Auth For Indl Economic Dev (Mothers Work) Ser 1995 (LOC: Bank Of America NA)	0.560	04/09/12	115,000
700,000	Pittsburgh Technical Institute Ser 1999	0.190	04/09/12	700,000
1,190,000	Plymouth WI IDR (Wis Plastic Prods Inc.) Ser 1998 (LOC: Bank First National)	0.290	04/09/12	1,190,000
1,303,000	Progress Industrial Properties, Inc. US Domestic Ser 2002	0.280	04/09/12	1,303,000
500,000	Rise, Inc. Ser 2002	0.240	04/09/12	500,000
2,440,000	Schreiber Capital Co. LLC US Domestic Ser 2006	0.190	04/09/12	2,440,000
315,000	St Ann's Medical Office Building II LP Ser 1997	0.270	04/09/12	315,000
2,000,000	St James Properties Ltd. Ser 2004	0.450	04/09/12	2,000,000
740,000	Stonehedge Enterprises, Inc. Ser 2000	0.350	04/09/12	740,000
580,000	Team Rahal of Pittsburgh Priv Placement Ser 2002 144a	0.280	04/09/12	580,000
1,530,000	Tennis For Charity, Inc. Rev Ser 2004 (LOC: JPMorgan Chase Bank)	0.170	04/09/12	1,530,000
100,000	Terre Haute IN International A (Tri Aerospace) Class B Ser 2001 (LOC: Old National Bank)	1.210	04/09/12	100,000
1,905,000	Tom Richards, Inc. Ser 2001	0.280	04/09/12	1,905,000
2,480,000	TP Racing LLLP US Domestic Ser 2000	1.750	04/09/12	2,480,000
805,000	WA St Hsg Fin MFH Rev Class B Ser 2002 (LIQ: FNMA)	0.220	04/09/12	805,000
620,000	WA St Hsg Fin MFH Rev (Brittany Park) Class B Ser 1998 (LOC: FNMA)	0.170	04/09/12	620,000
1,145,000	WA St Hsg Fin MFH Rev (Vintage) Class B Ser 2003-B (LOC: FNMA)	0.170	04/09/12	1,145,000
372,000	WAI Enterprises LLC US Domestic Ser 2004	0.450	04/09/12	372,000
100,000	Warren Co KY IDA Adj (Stupps Bros B2) Ser 1998 (LOC: Bank Of America NA)	0.620	04/09/12	100,000
60,000	Washington MO IDA Missourian Class B Ser 2006 (LOC: Bank Of Washington)	0.220	04/09/12	60,000
775,000	Westar Medical Office Building LP Ser 2001	0.220	04/09/12	775,000
7,500,000	Westchester Co NY Hlthcare Corp Class D Ser 2010 (LOC: TD Bank NA)	0.180	04/09/12	7,500,000
2,030,000	Yankee Hill Housing Partners LP US Domestic Ser 2005	0.240	04/09/12	2,030,000
1,070,000	Yellowwood Acres US Domestic Ser 2008	0.280	04/09/12	1,070,000
480,000	Young Men's Christian Association of Metropolitcan Milwaukee, Inc. (The) US Domestic Ser 2008	0.280	04/09/12	480,000
1,400,000	Yuengling Beer Co., Inc. Priv Placement Ser 1999	0.350	04/30/12	1,400,000
3,500,000	Chatom AL IDB Powersouth Energy Coop Ser 2011-A (SPA: National Rural Utilities Finance)	0.950	05/15/12	3,500,000
	Total Variable Rate Demand Notes			$155,993,100

23

Touchstone Money Market Fund (Continued)

Value

Total Investment Securities —100.1%
(Cost $225,247,006)	$225,247,006

Liabilities in Excess of Other Assets — (0.1%)	(118,627)

Net Assets — 100.0%	$225,128,379

(A) Variable rate security - the rate reflected is the rate in effect as of March 31, 2012.

Portfolio Abbreviations:

BANS - Bond Anticipation Notes

CSD - City School District

EDR - Economic Development Revenue

FHLB - Federal Home Loan Bank

FNMA - Federal National Mortgage Association

GO - General Obligation

IDA - Industrial Development Authority/Agency

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LIQ - Liquidity Facility

LOC - Letter of Credit

LTGO - Limited Tax General Obligation

MFH - Multi-Family Housing

MTN -Medium Term Note

SPA - Stand-by Purchase Agreement

UTGO - Unlimited Tax General Obligation

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities were valued at $580,000 or 0.26% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

24

Touchstone Money Market Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolio of investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Variable Rate Demand Notes	$—	$155,993,100	$—	$155,993,100
Municipal Bonds	—	23,606,053	—	23,606,053
Corporate Bonds	—	21,384,626	—	21,384,626
U.S. Government Agency Obligations	—	18,463,227	—	18,463,227
Certificate of Deposit	—	3,500,000	—	3,500,000
Commercial Paper	—	2,300,000	—	2,300,000
				$225,247,006

See accompanying notes to financial statements.

25

Statements of Assets and Liabilities

March 31, 2012 (Unaudited)

			Touchstone	Touchstone
	Touchstone	Touchstone	Institutional	Money
	Core Bond	High Yield	Money Market	Market
	Fund	Fund	Fund	Fund
Assets
Investments, at cost	$59,842,042	$263,158,962	$390,024,739	$225,247,006
Affiliated securities, at market value	$3,570,940	$2,178,353	$—	$—
Non-affiliated securities, at market value	56,751,837	264,803,999	390,024,739	225,247,006
Investments, at value (A)	$60,322,777	$266,982,352	$390,024,739	$225,247,006
Cash	—	—	9,397	6,668
Dividends and interest receivable	472,412	5,631,361	859,159	392,429
Receivable for capital shares sold	53,940	2,361,888	19,199,162	73,222
Receivable for investments sold	352,617	—	—	—
Receivable for securities lending income	68	3,206	—	—
Receivable from Investment Advisor	—	—	—	67,846
Receivable from other affiliates	—	4,289	—	—
Other assets	16,708	36,348	21,660	15,085
Total Assets	61,218,522	275,019,444	410,114,117	225,802,256

Liabilities
Dividends payable	128	3,221	—	232
Payable for return of collateral for securities on loan	18,894	2,157,954	—	—
Payable for capital shares redeemed	149,139	1,031,411	10,517,154	421,449
Payable for investments purchased	1,960,147	893,000	—	—
Payable to Investment Advisor	4,246	195,977	54,144	—
Payable to other affiliates	28,590	—	9,211	101,877
Payable to Trustees	1,963	1,949	1,952	1,952
Payable to Transfer Agent	13,165	40,997	3,459	74,823
Payable for reports to shareholders	7,920	13,353	3,797	21,209
Payable for professional services	10,511	14,282	21,335	15,424
Other accrued expenses and liabilities	24,731	27,032	6,066	36,911
Total Liabilities	2,219,434	4,379,176	10,617,118	673,877

Net Assets	$58,999,088	$270,640,268	$399,496,999	$225,128,379

Net assets consist of:
Paid-in capital	$57,972,145	$273,849,947	$399,534,660	$225,134,928
Accumulated net investment income (loss)	(49,483)	3,650	—	—
Accumulated net realized gains (losses) on investments	595,691	(7,036,719)	(37,661)	(6,549)
Net unrealized appreciation on investments	480,735	3,823,390	—	—
Net Assets	$58,999,088	$270,640,268	$399,496,999	$225,128,379

(A) Includes fair value of securities on loan of:	$18,241	$2,064,169	$—	$—

26

Statements of Assets and Liabilities (Continued)

			Touchstone
	Touchstone	Touchstone	Institutional	Touchstone
	Core Bond	High Yield	Money Market	Money Market
	Fund	Fund	Fund	Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$49,678,543	$155,557,424	$—	$31,329,242

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,666,472	17,831,399	—	31,334,337
Net asset value and redemption price per share	$10.65	$8.72	$—	$1.00
Maximum offering price per share	$11.18	$9.15	$—	$—

Pricing of Class C Shares
Net assets applicable to Class C shares	$9,320,545	$33,165,840	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	933,848	3,808,096	—	—
Net asset value, offering price per share*	$9.98	$8.71	$—	$—

Pricing of Class S Shares
Net assets applicable to Class S shares	$—	$—	$—	$193,799,137
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	—	—	193,832,327
Net asset value, offering price and redemption price per share	$—	$—	$—	$1.00

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$—	$81,914,456	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	9,192,738	—	—
Net asset value, offering price and redemption price per share	$—	$8.91	$—	$—

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$—	$2,548	$399,496,999	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	286	399,528,002	—
Net asset value, offering price and redemption price per share	$—	$8.91	$1.00	$—

* Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

27

Statements of Operations

For the Six Months Ended March 31, 2012 (Unaudited)

			Touchstone	Touchstone
	Touchstone	Touchstone	Institutional	Money
	Core Bond	High Yield	Money	Market
	Fund	Fund	Market Fund	Fund
Investment Income
Dividends from affiliated securities	$1,975	$5,210	$—	$—
Dividends from non-affiliated securities	2,535	29,961	1,753	688
Interest	1,098,728	8,613,430	592,458	420,692
Income from securities loaned	386	12,281	—	—
Total Investment Income	1,103,624	8,660,882	594,211	421,380
Expenses
Investment advisory fees	136,095	586,532	357,909	527,063
Administration fees	54,135	223,237	306,346	237,573
Compliance fees and expenses	687	687	688	687
Custody fees	299	1,919	2,324	1,466
Professional fees	9,566	12,139	8,171	8,231
Transfer Agent fees, Class A	23,985	45,785	—	48,077
Transfer Agent fees, Class C	4,852	14,954	—	—
Transfer Agent fees, Class S	—	—	—	110,336
Transfer Agent fees, Class Y	—	11,887	—	—
Transfer Agent fees, Institutional Class	—	5	662	—
Registration fees, Class A	9,490	20,880	—	10,630
Registration fees, Class C	6,685	12,845	—	—
Registration fees, Class S	—	—	—	4,105
Registration fees, Class Y	—	21,140	—	—
Registration fees, Intitutional Class	—	356	31,002	—
Reports to Shareholders, Class A	6,082	6,135	—	6,691
Reports to Shareholders, Class C	5,956	7,140	—	—
Reports to Shareholders, Class S	—	—	—	23,321
Reports to Shareholders, Class Y	—	3,912	—	—
Reports to Shareholders, Institutional Class	—	102	5,591	—
Distribution expenses, Class A	57,483	167,113	—	41,371
Distribution expenses, Class C	42,256	140,019	—	—
Distribution expenses, Class S	—	—	—	359,524
Trustee fees	3,907	3,952	3,993	3,965
Other expenses	25,072	31,815	6,957	32,338
Total Expenses	386,550	1,312,554	723,643	1,415,378
Fees waived and/or reimbursed by the Advisor and/or Affiliates	(110,102)	(146,115)	(366,091)	(1,005,924)
Net Expenses	276,448	1,166,439	357,552	409,454

Net Investment Income	827,176	7,494,443	236,659	11,926
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	605,895	102,536	(4,924)	(4,543)
Net change in unrealized appreciation on investments	348,562	14,081,681	—	—

Net Realized and Unrealized Gain (Loss) on Investments	954,457	14,184,217	(4,924)	(4,543)

Change in Net Assets Resulting from Operations	$1,781,633	$21,678,660	$231,735	$7,383

See accompanying notes to financial statements.

28

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29

Statements of Changes in Net Assets

	Touchstone		Touchstone
	Core Bond Fund		High Yield Fund
	For the	For the	For the	For the
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	March 31, 2012	September 30,	March 31, 2012	September 30,
	(Unaudited)	2011	(Unaudited)	2011

From Operations
Net investment income	$827,176	$1,777,120	$7,494,443	$13,008,137
Net realized gain (loss) on investments	605,895	763,561	102,536	4,512,365
Net change in unrealized appreciation (depreciation) on investments	348,562	(460,582)	14,081,681	(15,005,528)
Change in Net Assets from Operations	1,781,633	2,080,099	21,678,660	2,514,974
Distributions to Shareholders from:
Net investment income, Class A	(747,021)	(1,714,564)	(4,476,633)	(9,770,251)
Net investment income, Class C	(114,994)	(254,020)	(834,187)	(1,866,029)
Net investment income, Class S	—	—	—	—
Net investment income, Class Y	—	—	(2,179,932)	(2,180,405)
Net investment income, Institutional Class	—	—	(41)	—
Net realized gains, Class A	—	—	—	—
Net realized gains, Class S	—	—	—	—
Total Distributions	(862,015)	(1,968,584)	(7,490,793)	(13,816,685)
Share Transactions
Class A
Proceeds from shares sold	13,048,234	10,255,229	54,936,576	69,204,639
Reinvestment of distributions	409,099	1,617,048	1,727,460	5,502,150
Cost of shares redeemed	(6,226,028)	(14,450,156)	(21,551,967)	(69,580,344)
Change in Net Assets from Class A Share Transactions	7,231,305	(2,577,879)	35,112,069	5,126,445
Class C
Proceeds from shares sold	2,673,855	2,209,093	9,855,028	10,335,202
Reinvestment of distributions	56,393	197,282	369,804	1,204,771
Cost of shares redeemed	(1,048,036)	(3,430,554)	(2,362,291)	(10,993,678)
Change in Net Assets from Class C Share Transactions	1,682,212	(1,024,179)	7,862,541	546,295
Class S
Proceeds from shares sold	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Change in Net Assets from Class S Share Transactions	—	—	—	—
Class Y
Proceeds from shares sold	—	—	61,365,070	70,046,063
Reinvestment of distributions	—	—	1,233,304	1,370,585
Cost of shares redeemed	—	—	(19,835,216)	(41,422,493)
Change in Net Assets from Class Y Share Transactions	—	—	42,763,158	29,994,155
Institutional Class
Proceeds from shares sold	—	—	2,500	—
Reinvestment of distributions	—	—	41	—
Cost of shares redeemed	—	—	—	—
Change in Net Assets from Institutional Class Share Transactions	—	—	2,541	—
Net Increase (Decrease) from Share Transactions	8,913,517	(3,602,058)	85,740,309	35,666,895
Total Increase (Decrease) in Net Assets	9,833,135	(3,490,543)	99,928,176	24,365,184
Net Assets
Beginning of period	49,165,953	52,656,496	170,712,092	146,346,908
End of period	$58,999,088	$49,165,953	$270,640,268	$170,712,092
Accumulated Net Investment Income (Loss)	$(49,483)	$(14,644)	$3,650	$—

See accompanying notes to financial statements.

30

Statements of Changes in Net Assets (Continued)

	Touchstone		Touchstone
	Institutional		Money
	Money Market Fund		Market Fund
	For the	For the	For the	For the
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	March 31, 2012	September 30,	March 31, 2012	September 30,
	(Unaudited)	2011	(Unaudited)	2011

From Operations
Net investment income	$236,659	$711,733	$11,926	$24,469
Net realized gain (loss) on investments	(4,924)	6,163	(4,543)	3,945
Net change in unrealized appreciation (depreciation) on investments	—	—	—	—
Change in Net Assets from Operations	231,735	717,896	7,383	28,414
Distributions to Shareholders from:
Net investment income, Class A	—	(711,733)	(1,655)	(5,579)
Net investment income, Class C	—	—	—	—
Net investment income, Class S	—	—	(10,271)	(18,890)
Net investment income, Class Y	—	—	—	—
Net investment income, Institutional Class	(236,659)	—	—	—
Net realized gains, Class A	—	—	(690)	—
Net realized gains, Class S	—	—	(4,359)	—
Total Distributions	(236,659)	(711,733)	(16,975)	(24,469)
Share Transactions
Class A
Proceeds from shares sold	—	—	17,679,362	52,155,181
Reinvestment of distributions	—	—	1,573	5,791
Cost of shares redeemed	—	—	(24,478,807)	(86,779,486)
Change in Net Assets from Class A Share Transactions	—	—	(6,797,872)	(34,618,514)
Class C
Proceeds from shares sold	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Change in Net Assets from Class C Share Transactions	—	—	—	—
Class S
Proceeds from shares sold	—	—	113,044,183	238,037,016
Reinvestment of distributions	—	—	11,162	18,585
Cost of shares redeemed	—	—	(127,094,315)	(213,387,520)
Change in Net Assets from Class S Share Transactions	—	—	(14,038,970)	24,668,081
Class Y
Proceeds from shares sold	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Change in Net Assets from Class Y Share Transactions	—	—	—	—
Institutional Class
Proceeds from shares sold	2,369,023,729	3,834,051,466	—	—
Reinvestment of distributions	161,709	750,485	—	—
Cost of shares redeemed	(2,347,255,049)	(3,757,092,914)	—	—
Change in Net Assets from Institutional Class Share Transactions	21,930,389	77,709,037	—	—
Net Increase (Decrease) from Share Transactions	21,930,389	77,709,037	(20,836,842)	(9,950,433)
Total Increase (Decrease) in Net Assets	21,925,465	77,715,200	(20,846,434)	(9,946,488)
Net Assets
Beginning of period	377,571,534	299,856,334	245,974,813	255,921,301
End of period	$399,496,999	$377,571,534	$225,128,379	$245,974,813
Accumulated Net Investment Income (Loss)	$—	$—	$—	$—

31

Financial Highlights

Touchstone Core Bond Fund —Class A

Selected Data for a Share Outstanding

	Six Months
	Ended
	March 31,
	2012		Year Ended September 30,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$10.46		$10.41	$9.76	$9.01	$9.67	$9.66
Income (loss) from investment operations:
Net investment income	0.17		0.39	0.39	0.41	0.46	0.43
Net realized gain (loss) on investments	0.19		0.10	0.67	0.80	(0.66)	0.01
Total from investment operations	0.36		0.49	1.06	1.21	(0.20)	0.44
Distributions from:
Net investment income	(0.17)		(0.44)	(0.41)	(0.46)	(0.46)	(0.43)
Net asset value at end of period	$10.65		$10.46	$10.41	$9.76	$9.01	$9.67
Total return(A)	3.47	%(B)	4.80%	11.10%	13.92%	(2.19)%	4.66%
Ratios and supplemental data:
Net assets at end of period (000's)	$49,679		$41,663	$44,107	$36,096	$46,713	$56,735
Ratio to average net assets:
Net expenses	0.90	%(C)	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	1.27	%(C)	1.28%	1.28%	1.21%	1.23%	1.29%
Net investment income	3.16	%(C)	3.80%	3.91%	4.58%	4.77%	4.39%
Portfolio turnover rate	202	%(B)	319%	370%	277%	184%	293%

Touchstone Core Bond Fund—Class C

Selected Data for a Share Outstanding

	Six Months
	Ended
	March 31,
	2012		Year Ended September 30,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$9.82		$9.80	$9.21	$8.53	$9.18	$9.19
Income (loss) from investment operations:
Net investment income	0.12		0.30	0.31	0.34	0.36	0.34
Net realized gain (loss) on investments	0.17		0.08	0.62	0.73	(0.62)	0.01
Total from investment operations	0.29		0.38	0.93	1.07	(0.26)	0.35
Distributions from:
Net investment income	(0.13)		(0.36)	(0.34)	(0.39)	(0.39)	(0.36)
Net asset value at end of period	$9.98		$9.82	$9.80	$9.21	$8.53	$9.18
Total return(A)	3.01	%(B)	4.01%	10.32%	13.07%	(2.93)%	3.87%
Ratios and supplemental data:
Net assets at end of period (000's)	$9,321		$7,503	$8,550	$5,867	$3,255	$2,036
Ratio to average net assets:
Net expenses	1.65	%(C)	1.65%	1.65%	1.65%	1.65%	1.65%
Gross expenses	2.26	%(C)	2.44%	2.09%	2.10%	2.27%	2.57%
Net investment income	2.41	%(C)	3.04%	3.15%	3.81%	4.03%	3.65%
Portfolio turnover rate	202	%(B)	319%	370%	277%	184%	293%

(A) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.

(B) Not annualized.

(C) Annualized.

See accompanying notes to financial statements.

32

Financial Highlights (Continued)

Touchstone High Yield Fund —Class A

Selected Data for a Share Outstanding

	Six Months
	Ended
	March 31,
	2012		Year Ended September 30,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$8.13		$8.60	$8.19	$7.85	$9.17	$9.31
Income (loss) from investment operations:
Net investment income	0.28		0.66	0.75	0.73	0.74	0.67
Net realized gain (loss) on investments	0.59		(0.43)	0.42	0.34	(1.28)	(0.06)
Total from investment operations	0.87		0.23	1.17	1.07	(0.54)	0.61
Distributions from:
Net investment income	(0.28)		(0.70)	(0.76)	(0.73)	(0.74)	(0.67)
Realized capital gains	—		—	—	—	(0.04)	(0.08)
Total distributions	(0.28)		(0.70)	(0.76)	(0.73)	(0.78)	(0.75)
Net asset value at end of period	$8.72		$8.13	$8.60	$8.19	$7.85	$9.17
Total return(A)	10.84	%(B)	2.43%	14.90%	16.06%	(6.33)%	6.69%
Ratios and supplemental data:
Net assets at end of period (000's)	$155,557		$111,888	$113,453	$59,392	$57,020	$83,996
Ratio to average net assets:
Net expenses	1.01	%(C)	1.05%	1.05%	1.05%	1.05%	1.05%
Gross expenses	1.13	%(C)	1.18%	1.20%	1.38%	1.26%	1.31%
Net investment income	6.71	%(C)	7.59%	8.95%	10.58%	8.31%	7.17%
Portfolio turnover rate	11	%(B)	62%	47%	60%	28%	37%

Touchstone High Yield Fund—Class C

Selected Data for a Share Outstanding

	Six Months
	Ended
	March 31,
	2012		Year Ended September 30,
	(Unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$8.12		$8.59	$8.18	$7.84	$9.16	$9.31
Income (loss) from investment operations:
Net investment income	0.25		0.60	0.69	0.65	0.68	0.61
Net realized gain (loss) on investments	0.59		(0.44)	0.41	0.37	(1.29)	(0.08)
Total from investment operations	0.84		0.16	1.10	1.02	(0.61)	0.53
Distributions from:
Net investment income	(0.25)		(0.63)	(0.69)	(0.68)	(0.67)	(0.60)
Realized capital gains	—		—	—	—	(0.04)	(0.08)
Total distributions	(0.25)		(0.63)	(0.69)	(0.68)	(0.71)	(0.68)
Net asset value at end of period	$8.71		$8.12	$8.59	$8.18	$7.84	$9.16
Total return(A)	10.43	%(B)	1.67%	14.01%	15.24%	(7.03)%	5.81%
Ratios and supplemental data:
Net assets at end of period (000's)	$33,166		$23,485	$24,412	$18,423	$4,569	$7,218
Ratio to average net assets:
Net expenses	1.80	%(C)	1.80%	1.80%	1.80%	1.80%	1.80%
Gross expenses	2.02	%(C)	2.11%	1.97%	2.11%	2.20%	2.17%
Net investment income	5.92	%(C)	6.83%	8.26%	9.46%	7.54%	6.41%
Portfolio turnover rate	11	%(B)	62%	47%	60%	28%	37%

(A) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.

(B) Not annualized.

(C) Annualized.

See accompanying notes to financial statements.

33

Financial Highlights (Continued)

Touchstone High Yield Fund —Class Y

Selected Data for a Share Outstanding

	Six Months						Period
	Ended						Ended
	March 31,						September
	2012		Year Ended September 30,				30,
	(Unaudited)		2011	2010	2009	2008	2007(A)
Net asset value at beginning of period	$8.30		$8.77	$8.34	$7.86	$9.18	$9.43
Income (loss) from investment operations:
Net investment income	0.30		0.68	0.75	0.66	0.75	0.50
Net realized gain (loss) on investments	0.60		(0.43)	0.46	0.50	(1.27)	(0.31)
Total from investment operations	0.90		0.25	1.21	1.16	(0.52)	0.19
Distributions from:
Net investment income	(0.29)		(0.72)	(0.78)	(0.68)	(0.76)	(0.44)
Realized capital gains	—		—	—	—	(0.04)	—
Total distributions	(0.29)		(0.72)	(0.78)	(0.68)	(0.80)	(0.44)
Net asset value at end of period	$8.91		$8.30	$8.77	$8.34	$7.86	$9.18
Total return(B)	10.99	%(C)	2.63%	15.16%	16.92%	(6.07)%	2.09	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$81,914		$35,339	$8,482	$3,130	$866	$473
Ratio to average net assets:
Net expenses	0.77	%(D)	0.80%	0.80%	0.80%	0.80%	0.80	%(D)
Gross expenses	0.88	%(D)	0.97%	0.96%	1.36%	1.27%	1.14	%(D)
Net investment income	6.95	%(D)	7.64%	9.33%	9.95%	8.74%	7.49	%(D)
Portfolio turnover rate	11	%(C)	62%	47%	60%	28%	37	%(C)

Touchstone High Yield Fund—Institutional Class

Selected Data for a Share Outstanding

	Period
	Ended
	March 31,
	2012(E)
	(Unaudited)
Net asset value at beginning of period	$8.88
Income from investment operations:
Net investment income	0.11
Net realized gain on investments	0.07
Total from investment operations	0.18
Distributions from:
Net investment income	(0.15)
Net asset value at end of period	$8.91
Total return	10.90	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$3
Ratio to average net assets:
Net expenses	0.65	%(D)
Gross expenses	110.26	%(D)
Net investment income	7.07	%(D)
Portfolio turnover rate	11	%(C)

(A) Represents the period from commencement of operations (February 1, 2007) through September 30, 2007.

(B) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.

(C) Not annualized.

(D) Annualized.

(E) Represents the period from commencement of operations (January 27, 2012) through March 31, 2012.

See accompanying notes to financial statements.

34

Financial Highlights (Continued)

Touchstone Institutional Money Market Fund

Selected Data for a Share Outstanding

	Six Months
	Ended
	March 31,
	2012		Year Ended September 30,
	(Unaudited)		2011		2010		2009		2008		2007
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Income from investment operations:
Net investment income	0.001		0.002		0.003		0.017		0.038		0.052
Net realized gain (loss) on investments	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)	—	(A)
Total from investment operations	0.001		0.002		0.003		0.017		0.038		0.052
Distributions from:
Net investment income	(0.001)		(0.002)		(0.003)		(0.017)		(0.038)		(0.052)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.07	%(B)	0.20%		0.33%		1.76%		3.87%		5.32%
Ratios and supplemental data:
Net assets at end of period (000's)	$399,497		$377,572		$299,856		$454,008		$461,494		$217,618
Ratio to average net assets:
Net expenses	0.20	%(C)	0.20%		0.20%		0.27	%(D)	0.20%		0.20%
Gross expenses	0.41	%(C)	0.42%		0.42%		0.48%		0.42%		0.41%
Net investment income	0.13	%(C)	0.19%		0.34%		1.57%		3.66%		5.20%

(A) Amount rounds to less than $0.0005.

(B) Not annualized.

(C) Annualized.

(D) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.20%.

See accompanying notes to financial statements.

35

Financial Highlights (Continued)

Touchstone Money Market Fund —Class A

Selected Data for a Share Outstanding

Six Months
Ended
March 31,
2012	Year Ended September 30,
(Unaudited)	2011	2010	2009	2008	2007
Net asset value at beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Income from investment operations:
Net investment income	—	(A)	—	(A)	—	(A)	0.013	0.033	0.046
Net realized gain (loss) on investments	—	(A)	—	(A)	—	—	(A)	—	(A)	—	(A)
Total from investment operations	—	(A)	—	(A)	—	(A)	0.013	0.033	0.046
Distributions from:
Net investment income	—	(A)	—	(A)	—	(A)	(0.013)	(0.033)	(0.046)
Realized capital gains	—	(A)	—	—	—	—	—
Total distributions	—	(A)	—	(A)	—	(A)	(0.013)	(0.033)	(0.046)
Net asset value at end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Total return	0.01	%(B)	0.01%	0.01%	1.32%	3.36%	4.70%
Ratios and supplemental data:
Net assets at end of period (000's)	$31,329	$38,101	$72,719	$115,107	$74,873	$62,748
Ratio to average net assets:
Net expenses	0.34	%(C)	0.44%	0.55%	0.89	%(D)	0.85%	0.85%
Gross expenses	1.33	%(C)	1.14%	1.13%	1.12%	1.16%	1.21%
Net investment income	0.01	%(C)	0.01%	0.01%	1.16%	3.28%	4.62%

Touchstone Money Market Fund—Class S

Selected Data for a Share Outstanding

Six Months
Ended
March 31,
2012	Year Ended September 30,
(Unaudited)	2011	2010	2009	2008	2007
Net asset value at beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Income from investment operations:
Net investment income	—	(A)	—	(A)	—	(A)	0.011	0.030	0.043
Net realized gain (loss) on investments	—	(A)	—	(A)	—	—	(A)	—	(A)	—	(A)
Total from investment operations	—	(A)	—	(A)	—	(A)	0.011	0.030	0.043
Distributions from:
Net investment income	—	(A)	—	(A)	—	(A)	(0.011)	(0.030)	(0.043)
Realized capital gains	—	(A)	—	—	—	—	—
Total distributions	—	(A)	—	(A)	—	(A)	(0.011)	(0.030)	(0.043)
Net asset value at end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Total return	0.01	%(B)	0.01%	0.01%	1.05%	3.05%	4.39%
Ratios and supplemental data:
Net assets at end of period (000's)	$193,799	$207,874	$183,203	$183,328	$185,995	$151,053
Ratio to average net assets:
Net expenses	0.34	%(C)	0.42%	0.54%	1.17	%(D)	1.15%	1.15%
Gross expenses	1.17	%(C)	1.20%	1.32%	1.45%	1.47%	1.44%
Net investment income	0.01	%(C)	0.01%	0.01%	1.07%	2.99%	4.31%

(A) Amount rounds to less than $0.0005.

(B) Not annualized.

(C) Annualized.

(D) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.85% and 1.12% for Class A and Class S, respectively.

See accompanying notes to financial statements.

36

Notes to Financial Statements

March 31, 2012 (Unaudited)

1. Organization

The Touchstone Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated December 7, 1980. The Trust consists of the following four funds, individually, a “Fund,” and collectively, the “Funds”:

Touchstone Core Bond Fund (“Core Bond Fund”)

Touchstone High Yield Fund (“High Yield Fund”)

Touchstone Institutional Money Market Fund (“Institutional Money Market Fund”)

Touchstone Money Market Fund (“Money Market Fund”)

Each Fund is an open-end, diversified, management investment company.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are registered to offer different classes of shares: Class A shares, Class C shares, Class S shares, Class Y shares and Institutional Class. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Security valuation and fair value measurements — All investments in securities are recorded at their estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2012, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic/industry concentration. The Funds did not hold any Level 3 categorized securities during the six months ended or as of March 31, 2012.

During the six months ended March 31, 2012, there were no significant transfers between Levels 1 and 2.

37

Notes to Financial Statements (Continued)

Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. Securities for which market quotations are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds and are categorized in Level 1.

New accounting pronouncements — In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (IFRS).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to categorize within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement; the valuation processes used by the reporting entity; and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities.” ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU No. 2011-11 on the financial statements and disclosures.

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian in an amount at least equal to the market value of the loaned securities. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

As of March 31, 2012, the following Funds loaned securities and received collateral as follows:

	Fair Value of	Value of
	Securities	Collateral
Fund	Loaned	Received
Core Bond Fund	$18,241	$18,894
High Yield Fund	$2,064,169	$2,157,954

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loaned securities are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest.

38

Notes to Financial Statements (Continued)

Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Repurchase agreements — Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market value. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying collateral securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Share valuation — The net asset value per share of each class of shares of the Core Bond Fund, High Yield Fund, and Money Market Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The net asset value per share of the Institutional Money Market Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding.

The offering price per share of the Institutional Money Market Fund and Money Market Fund is equal to the net asset value per share. The maximum offering price per share of Class A shares of the Core Bond Fund and High Yield Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The maximum offering price per share of Class C shares of the Core Bond Fund and Class C and Class Y shares of the High Yield Fund is equal to the net asset value per share.

The redemption price per share of each class of shares of the Funds is equal to the net asset value per share. However, Class C shares of the Core Bond Fund and High Yield Fund are subject to a contingent deferred sales load up to 1.00% of the original purchase price based on the actual commission paid, if redeemed within a one-year period from the date of purchase.

Investment income — Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discount (“OID”) and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security.

Distributions to shareholders — The Core Bond Fund and High Yield Fund declare and distribute net investment income monthly as a dividend to shareholders. The Institutional Money Market Fund and Money Market Fund declare distributions from net investment income on a daily basis and distribute as a dividend to shareholders on a monthly basis. Any net realized capital gains on sales of securities for each Fund are distributed to shareholders at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Core Bond Fund, High Yield Fund and Money Market Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the net asset value (“NAV”) as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

39

Notes to Financial Statements (Continued)

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended March 31, 2012:

	Core Bond	High Yield
	Fund	Fund
Purchases of investment securities	$111,864,671	$105,868,557
Proceeds from sales and maturities	$104,473,248	$24,528,427

4. Transactions with Affiliates and Other Related Parties

Certain officers of theTrust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”) the Sub-Administrator and Transfer Agent to the Funds. The Advisor and Underwriter are each wholly owned, indirect subsidiaries of The Western and Southern Life Insurance Company (“Western-Southern”).

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as shown in the table below.

Core Bond Fund	0.50% on the first $100 million
0.45% on the next $100 million
0.40% on the next $100 million
0.35% of such assets in excess of $300 million
High Yield Fund	0.60% on the first $50 million
0.50% on the next $250 million
0.45% of such assets in excess of $300 million
Institutional Money Market Fund	0.20%
Money Market Fund	0.50% on the first $50 million
0.45% on the next $100 million
0.40% on the next $100 million
0.375% of such assets in excess of $250 million

Fort Washington Investment Advisors, Inc. (“Sub-Advisor”) has been retained by the Advisor to manage the investments of the Funds under the terms of a Sub-Advisory Agreement. The Sub-Advisor is a wholly-owned, indirect subsidiary of Western-Southern. The Advisor (not the Funds) pays the Sub-Advisor a fee for these services.

The Advisor entered into an Expense Limitation Agreement to contractually limit operating expenses of the Funds. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees, administration fees and reimburse expenses in order to maintain expense limitations for the Funds as follows until at least January 27, 2013:

40

Notes to Financial Statements (Continued)

					Institutional
	Class A	Class C	Class Y	Class S	Class
Core Bond Fund	0.90%	1.65%	—	—	—
High Yield Fund	1.05%	1.80%	0.80%	—	—
Institutional Money Market Fund	—	—	—	—	0.20%
Money Market Fund	0.85%	—	—	0.90%	—

During the six months ended March 31, 2012, the Advisor waived investment advisory fees and administration fees and/or reimbursed expenses of the Funds as follows:

	Investment		Other Operating
	Advisory	Administration	Expenses
	Fees Waived	Fees Waived	Reimbursed
Core Bond Fund	$—	$—	$110,102
High Yield Fund	$—	$131,733	$14,382
Institutional Money Market Fund	$59,745	$306,346	$—
Money Market Fund	$—	$—	$1,005,924

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; and coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, as well as materials for meetings of the Board of Trustees; calculating the daily net asset value per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of the Trust (excluding Institutional Money Market Fund), Touchstone Funds Group Trust, Touchstone Strategic Trust, and Touchstone Tax-Free Trust up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets. For the Institutional Money Market Fund, the Advisor receives an annual fee of 0.20% of the Fund’s average daily net assets up to and including $100 million; and 0.16% of all such assets in excess of $100 million.

Effective November 5, 2011, the Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrator and accounting services to the Trust and is compensated directly by the Advisor, not the Trust. Prior to November 5, 2011, JPMorgan Chase Bank, N.A. (“JPMorgan”) served as the Sub-Administrator and was compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Effective December 5, 2011, under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

Prior to December 5, 2011, under the terms of the Transfer Agent Agreement between the Trust and JPMorgan, JPMorgan maintained the records of each shareholder’s account, answered shareholders’ inquiries concerning their accounts, processed purchases and redemptions of each Fund’s shares, acted as dividend and distribution disbursing agent and performed other shareholder service functions. For these services, JPMorgan received a monthly fee per shareholder account from each Fund. In addition, each Fund paid out-of-pocket expenses incurred by JPMorgan, including, but not limited to, postage and supplies.

41

Notes to Financial Statements (Continued)

PLANS OF DISTRIBUTION

The Trust has adopted a distribution plan under Rule 12b-1 of the 1940 Act for each Fund under which each Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. Class A shares of the Core Bond Fund, High Yield Fund and Money Market Fund may each pay an annual fee of up to 0.35% of its average daily net assets that are attributable to Class A shares. Class C shares of the Core Bond Fund and High Yield Fund and Class S shares of the Money Market Fund may each pay an annual fee of up to 1.00% of its average daily net assets that are attributable to Class C and Class S shares. However, the current 12b-1 fees for Class A shares of the Core Bond Fund, High Yield Fund and Money Market Fund and Class S shares of the Money Market Fund are limited to an annual fee of up to 0.25% and 0.35% of average daily net assets that are attributable to Class A shares and Class S shares, respectively. The plan allows the Institutional Money Market Fund to pay an annual fee of up to 0.10% of its average daily net assets for the sale and distribution of shares; however, the Fund did not incur any expenses under the plan during the six months ended March 31, 2012.

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned $39,560 and $197,463 from underwriting and broker commissions on the sale of shares of the Core Bond Fund and High Yield Fund, respectively, during the six months ended March 31, 2012. In addition, the Underwriter collected $779 and $1,568 of contingent deferred sales charges on the redemption of Class C shares of the Core Bond Fund and High Yield Fund, respectively, during the six months ended March 31, 2012.

AFFILIATED INVESTMENTS

The Core Bond Fund and High Yield Fund may each invest in the Institutional Money Market Fund, subject to compliance with several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund’s investment, as applicable, in the Institutional Money Market Fund for the six months ended March 31, 2012, is as follows:

	Share Activity
	Balance			Balance		Value
	09/30/11	Purchases	Sales	03/31/12	Dividends	03/31/12
Core Bond Fund	460,001	43,123,222	40,012,283	3,570,940	$1,975	$3,570,940
High Yield Fund	—	85,802,233	83,623,880	2,178,353	$5,210	$2,178,353

5. Capital Share Transactions

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

42

Notes to Financial Statements (Continued)

	Core Bond Fund		High Yield Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	March 31,	September	March 31,	September
	2012	30,	2012	30,
	(Unaudited)	2011	(Unaudited)	2011
Class A
Shares issued	1,229,475	984,726	6,424,635	7,871,864
Shares reinvested	38,364	156,472	199,372	632,520
Shares redeemed	(585,498)	(1,393,587)	(2,549,438)	(7,934,784)
Change in shares outstanding	682,341	(252,389)	4,074,569	569,600
Shares outstanding, beginning of period	3,984,131	4,236,520	13,756,830	13,187,230
Shares outstanding, end of period	4,666,472	3,984,131	17,831,399	13,756,830
Class C
Shares issued	269,360	225,382	1,150,242	1,181,654
Shares reinvested	5,636	20,304	42,752	138,865
Shares redeemed	(105,519)	(353,865)	(277,003)	(1,269,861)
Change in shares outstanding	169,477	(108,179)	915,991	50,658
Shares outstanding, beginning of period	764,371	872,550	2,892,105	2,841,447
Shares outstanding, end of period	933,848	764,371	3,808,096	2,892,105
Class Y
Shares issued	—	—	7,053,752	7,870,423
Shares reinvested	—	—	139,369	154,912
Shares redeemed	—	—	(2,257,287)	(4,736,134)
Change in shares outstanding	—	—	4,935,834	3,289,201
Shares outstanding, beginning of period	—	—	4,256,904	967,703
Shares outstanding, end of period	—	—	9,192,738	4,256,904
Institutional Class *
Shares issued	—	—	281	—
Shares reinvested	—	—	5	—
Change in shares outstanding	—	—	286	—
Shares outstanding, beginning of period	—	—	—	—
Shares outstanding, end of period	—	—	286	—

* Institutional Class commenced operations on January 27, 2012.

	Institutional Money Market Fund		Money Market Fund
	Six Months		Six Months
	Ended	Year	Ended	Year
	March 31,	Ended	March 31,	Ended
	2012	September 30,	2012	September 30,
	(Unaudited)	2011	(Unaudited)	2011
Class A
Shares issued	—	—	17,679,362	52,155,167
Shares reinvested	—	—	1,573	5,791
Shares redeemed	—	—	(24,478,807)	(86,779,488)
Change in shares outstanding	—	—	(6,797,872)	(34,618,530)
Shares outstanding, beginning of period	—	—	38,132,209	72,750,739
Shares outstanding, end of period	—	—	31,334,337	38,132,209

43

Notes to Financial Statements (Continued)

	Institutional Money Market Fund		Money Market Fund
	Six Months		Six Months
	Ended	Year	Ended	Year
	March 31,	Ended	March 31,	Ended
	2012	September 30,	2012	September 30,
	(Unaudited)	2011	(Unaudited)	2011
Class S
Shares issued	—	—	113,044,183	238,037,016
Shares reinvested	—	—	11,162	18,585
Shares redeemed	—	—	(127,094,315)	(213,387,520)
Change in shares outstanding	—	—	(14,038,970)	24,668,081
Shares outstanding, beginning of period	—	—	207,871,297	183,203,216
Shares outstanding, end of period	—	—	193,832,327	207,871,297
Institutional Class
Shares issued	2,369,023,551	3,834,051,393	—	—
Shares reinvested	161,709	750,485	—	—
Shares redeemed	(2,347,255,048)	(3,757,092,888)	—	—
Change in shares outstanding	21,930,212	77,708,990	—	—
Shares outstanding, beginning of period	377,597,790	299,888,800	—	—
Shares outstanding, end of period	399,528,002	377,597,790	—	—

6. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended September 30, 2011 and 2010 was as follows:

	Core Bond Fund		High Yield Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
From ordinary income	$1,968,584	$1,867,131	$13,816,685	$9,604,523

	Institutional Money Market Fund		Money Market Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,
	2011	2010	2011	2010
From ordinary income	$711,733	$1,200,428	$24,469	$25,605

44

Notes to Financial Statements (Continued)

The following information is computed on a tax basis for each item as of September 30, 2011:

			Institutional
	Core Bond	High Yield	Money Market	Money Market
	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$48,778,079	$180,501,608	$376,889,784	$245,840,063
Gross unrealized appreciation	2,002,298	942,842	—	—
Gross unrealized depreciation	(1,887,332)	(11,293,863)	—	—
Net unrealized appreciation (depreciation)	114,966	(10,351,021)	—	—
Accumulated capital and other losses	(7,641)	(7,046,525)	(32,737)	—
Undistributed ordinary income	—	—	35,827	5,093
Other temporary differences	—	—	(35,827)	(2,050)
Accumulated earnings (deficit)	$107,325	$(17,397,546)	$(32,737)	$3,043

The difference, if any, between the tax cost of portfolio investments and the financial statement cost is primarily due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

As of September 30, 2011, the Funds had the following capital loss carryforwards for federal income tax purposes.

	2015	2016	2017	2018	Total
Core Bond Fund	$7,641	$—	$—	$—	$7,641
High Yield Fund	—	—	2,923,594	4,122,931	7,046,525
Institutional Money Market Fund	—	32,737	—	—	32,737

As of March 31, 2012, the following Funds had federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Core Bond Fund	$59,842,042	$1,859,006	$(1,378,271)	$480,735
High Yield Fund	$263,158,962	$6,352,046	$(2,528,656)	$3,823,390

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended September 30, 2008 through 2011) and have concluded that no provision for income tax is required in their financial statements.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending September 30, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds, if any, will be contained within the “Federal Tax Information” section of the financial statement notes for the fiscal year ending September 30, 2012.

7. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

45

Notes to Financial Statements (Continued)

8. Subsequent Events

Effective at the opening of business on April 16, 2012, the Old Mutual Dwight Intermediate Fixed Income Fund was merged into the Touchstone Core Bond Fund.

Touchstone Investments and Fifth Third Asset Management announced on April 5, 2012 that Touchstone Advisors, Inc., a wholly owned subsidiary of Western & Southern Financial Group, has entered into a definitive agreement with Fifth Third Asset Management, for Touchstone to acquire selected assets of Fifth Third Asset Management’s mutual fund business.

Consummation of the transaction is subject to certain conditions and approvals and is expected to be completed in the third quater of 2012. Upon the completion of the transaction, sixteen funds sponsored by Fifth Third Asset Management will be reorganized intoTouchstone Funds with FifthThird Asset Management’s affiliated investment managers continuing as sub-advisor for certain Funds.

There were no other subsequent events that necessitated recognition or disclosures.

46

Other Items (Unaudited)

Proxy Voting

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended September 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2011 through March 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended March 31, 2012” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

47

Other Items (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		March 31,	October 1,	March 31,	March 31,
		2012	2011	2012	2012*
Touchstone Core Bond Fund
Class A	Actual	0.90%	$1,000.00	$1,034.70	$4.58
Class A	Hypothetical	0.90%	$1,000.00	$1,020.50	$4.55

Class C	Actual	1.65%	$1,000.00	$1,030.10	$8.37
Class C	Hypothetical	1.65%	$1,000.00	$1,016.75	$8.32

Touchstone High Yield Fund
Class A	Actual	1.01%	$1,000.00	$1,108.40	$5.32
Class A	Hypothetical	1.01%	$1,000.00	$1,019.95	$5.10

Class C	Actual	1.80%	$1,000.00	$1,104.30	$9.47
Class C	Hypothetical	1.80%	$1,000.00	$1,016.00	$9.07

Class Y	Actual	0.77%	$1,000.00	$1,109.90	$4.06
Class Y	Hypothetical	0.77%	$1,000.00	$1,021.15	$3.89

Institutional Class**	Actual	0.65%	$1,000.00	$1,018.70	$1.17
Institutional Class**	Hypothetical	0.65%	$1,000.00	$1,021.75	$1.17

Touchstone Institutional
Money Market Fund
Institutional Class	Actual	0.20%	$1,000.00	$1,000.70	$1.00
Institutional Class	Hypothetical	0.20%	$1,000.00	$1,024.00	$1.01

Touchstone Money Market
Fund
Class A	Actual	0.34%	$1,000.00	$1,000.10	$1.70
Class A	Hypothetical	0.34%	$1,000.00	$1,023.30	$1.72

Class S	Actual	0.34%	$1,000.00	$1,000.10	$1.70
Class S	Hypothetical	0.34%	$1,000.00	$1,023.30	$1.72

*Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect one-half year period).

**The High Yield Fund Institutional Class commenced operations on January 27, 2012.

48

Other Items (Continued)

Annual Renewal of Investment Advisory and Sub-Advisory Agreements

Advisory Agreement Approval Disclosure

At a meeting held on November 17, 2011, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Investment Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust, and the continuance of the Sub-Advisory Agreements between the Advisor and the Sub-Advisor with respect to each Fund.

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisor’s personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.

In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing services; (2) the Advisor’s compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services, including the Advisor’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.

The Board discussed the Advisor’s effectiveness in monitoring the performance of the Sub-Advisor, an affiliate of the Advisor, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring the Sub-Advisor, which includes an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor conducts regular on-site compliance visits with the Sub-Advisor, during which the Advisor examines a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor provides to the Funds. The Board noted that the Advisor’s compliance monitoring processes also include quarterly reviews of compliance reports, and that any issues arising from such reports and the Advisor’s compliance visits to the Sub-Advisor are reported to the Board.

49

Other Items (Continued)

The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor’s business as a whole. The Board noted that the Advisor waived a portion of the fees and/or reimbursed a portion of the operating expenses of the Funds. The Board also noted that the Advisor pays the Sub-Advisor’s sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor’s relationship with the Funds both before and after tax expenses, and also considered whether the Advisor has the financial wherewithal to continue to provide a high level of services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board considered that the Funds’ distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended June 30, 2011 and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.

The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Advisor had waived a portion of the fees and/or reimbursed a portion of the operating expenses of the Funds in order to reduce the Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.

The Board also discussed with management certain factors as set forth in the conditions to the Funds’ exemptive order issued by the Securities and Exchange Commission relating to investments by the non-money market Funds in the Touchstone Institutional Money Market Fund. The Board considered the nature and extent of the services provided by the Advisor and the Sub-Advisor to each Fund and a discussion by management with respect to the costs to the Advisor and Sub-Advisor of the portion of the advisory fee and sub-advisory fee attributable to the portion of the non-money market Funds’ assets to be invested in the Touchstone Institutional Money Market Fund. Based on these factors, the Board concluded that the advisory fee and the sub-advisory fee associated with the management of each non-money market Fund were based on services that were in addition to, rather than duplicative of, services provided under the Investment Advisory and Sub-Advisory Agreements with respect to the Touchstone Institutional Money Market Fund.

50

Other Items (Continued)

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Core Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and below the median, respectively, of its peer group. The Board noted that the Advisor was waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 3rd quintile of the Fund’s peer group for the six- and twelve-month periods ended June 30, 2011 and the Fund’s performance was in the 2nd quintile for the thirty-six-month period ended June 30, 2011. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone High Yield Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was waiving a portion of the Fund’s fees. The Fund’s performance was in the 3rd quintile of the Fund’s peer group for the six-month period ended June 30, 2011, the Fund’s performance was in the 4th quintile for the twelve-month period ended June 30, 2011 and the Fund’s performance was in the 2nd quintile for the thirty-six-month period ended June 30, 2011. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Institutional Money Market Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers) were above the median and at the median, respectively, of its peer group. The Board noted that the Advisor was waiving a portion of the Fund’s fees. The Fund’s performance was in the 1st quintile of the Fund’s peer group for the six-, twelve- and thirty-six-month periods ended June 30, 2011. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Money Market Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median of its peer group. The Board noted that the Advisor was waiving a portion of the Fund’s fees as well as reimbursing a portion of the Fund’s operating expenses. The Fund’s performance was in the 2nd quintile of the Fund’s peer group for the six-month period ended June 30, 2011, the Fund’s performance was in the 3rd quintile for the twelve-month period ended June 30, 2011 and the Fund’s performance was in the 1st quintile for the thirty-six-month period ended June 30, 2011. Based upon their review, the Trustees concluded that the Fund’s performance was satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedule for each Fund, except Touchstone Institutional Money Market Fund, contains breakpoints that would reduce the applicable advisory fee rate on assets above specified levels as the applicable Fund’s assets increased. The Board noted that the current advisory fee for the Touchstone High Yield Fund and the Touchstone Money Market Fund currently reflected such economies of scale. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of the Touchstone Institutional Money Market Fund would not be appropriate at this time. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

51

Other Items (Continued)

Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. TheTrustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund’s advisory fee is reasonable relative to those of similar funds and the services to be provided by the Advisor. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor’s compensation; (3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by the Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Advisor with the Advisor, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisor to discuss their respective performance and investment processes and strategies. The Board considered the Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted the Sub-Advisor’s brokerage practices.

Sub-Advisor’s Compensation. The Board also took into consideration the financial condition of the Sub-Advisor and any indirect benefits derived by the Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Funds. In considering the profitability to the Sub-Advisor of its relationship with the Funds, the Board noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the Sub-Advisor’s sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement. As a consequence, the profitability to the Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Advisor’s management of the Funds to be a substantial factor in its consideration, although the Board noted that the applicable sub-advisory fee schedule for each Fund, except Touchstone Institutional Money Market Fund, contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the respective Funds. The Board also compared the sub-advisory fees paid by the Advisor to fees charged by the Sub-Advisor to manage comparable institutional separate accounts. The Board considered the amount retained by the Advisor and the sub-advisory fees paid to the Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:

52

Other Items (Continued)

Touchstone Core Bond Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone High Yield Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Institutional Money Market Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund’s sub-advisory fee was reasonable in light of the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

Touchstone Money Market Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended June 30, 2011 as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Sub-Advisor. The Board was mindful of the Advisor’s focus on the Sub-Advisor’s performance and the Advisor’s ways of addressing underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage each Fund’s assets in accordance with the Fund’s investment objectives and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; (d) each Fund’s advisory fees are reasonable relative to those of similar funds and the services to be provided by the Advisor and the Sub-Advisor; and (e) the Sub-Advisor’s investment strategies are appropriate for pursuing the investment objectives of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

53

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* Capital Analysts Incorporated and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

54

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Touchstone Investments

Distributor

Touchstone Securities, Inc.*

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www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-55-TINT-SAR-1203

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Investment Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	5/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	5/29/12

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	5/29/12

* Print the name and title of each signing officer under his or her signature.